Registration No. 2-75276
                                                          File No. 811-3346

                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC  20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

     PRE-EFFECTIVE AMENDMENT NO. ___                          / /

     POST-EFFECTIVE AMENDMENT NO. 30                          /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                                /X/

                    Amendment No. 31                          /X/

                     OPPENHEIMER SERIES FUND, INC.
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            (Exact Name of Registrant as Specified in Charter)

           Two World Trade Center, New York, New York 10048-0203
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                 (Address of Principal Executive Offices)

                              (212) 323-0200
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                      (Registrant's Telephone Number)

                             Andrew J. Donohue
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
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                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b)

     / / On                      pursuant to paragraph (b)

     / / 60 days after filing pursuant to paragraph (a)(1)

     / / On ___________, 1996 pursuant to paragraph (a)(1)

     / / 75 days after filing pursuant to paragraph (a) (2)

     /X / On October 17, pursuant to paragraph (a)(2)

           of Rule 485.
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Registrant has registered an indefinite number of shares under the
Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the
Registrant's fiscal year ended October 31, 1996, will be filed no later than December 28, 1996.

                    OPPENHEIMER SERIES FUND, INC.
                                FORM N-1A
                          Cross Reference Sheet


Part A of
Form N-1A
Item No.       Prospectus Heading
---------      ------------------

     1    Front Cover Page
     2    Expenses; Overview of the Fund
     3    Financial Highlights; Performance of the Fund
     4 Front Cover Page; Investment Objective and Policies; Investment Restrictions; How the Fund is Managed-- Organization and History
     5    How the Fund is Managed; Expenses; Back Cover
     5A   Performance of the Fund
     6 How the Fund is Managed--Organization and History; The Transfer Agent; Dividends, Capital Gains and Taxes
     7 How to Buy Shares; How to Exchange Shares; Special Investor Services; Service Plan for Class A Shares; Distribution and Service Plan for Class B Shares; Distribution and Service Plan for Class C Shares; How to Sell Shares; Shareholder Account Rules and Policies
     8    How to Sell Shares; Special Investor Services
     9    *

Part B of
Form N-1A
Item No.  Heading in Statement of Additional Information

     10   Cover Page
     11   Cover Page
     12   *
     13 Investment Objective and Policies; Other Investment Techniques and Strategies; Additional Investment Restrictions
     14   How the Fund is Managed - Trustees and Officers of the
          Fund;
     15   How the Fund is Managed - Major Shareholders
     16   How the Fund is Managed; Distribution and Service Plans
     17   Brokerage Policies of the Fund
     18   Additional Information - About the Fund
     19 Your Investment Account-How to Buy Shares; How to Sell Shares; How to Exchange Shares
     20   Dividends, Capital Gains and Taxes
     21   How the Fund is Managed; Brokerage Policies of the Fund
     22   Performance of the Fund
     23   Financial Statements

---------------------
* Not applicable or negative answer.

prosp\opseries.n1a

OPPENHEIMER
Disciplined Value Fund

   Prospectus Dated December 16, 1996


Oppenheimer Disciplined Value Fund is a mutual fund that seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. In selecting investments for the Fund, the investment advisor uses a quantitative investment discipline in combination with fundamental securities analysis. The Fund may invest the remainder of its assets in corporate and U.S. Government debt obligations and short-term debt instruments. The Fund may also use "hedging" instruments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds. Please refer to "Investment Policies and Strategies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

     This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the December 16, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

Opp                                                        enheimerFunds

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


     ABOUT THE FUND
     Expenses
     A Brief Overview of the Fund
     Financial Highlights
     Investment Objective and Policies
     Investment Risks
     Investment Techniques and Strategies
     How the Fund is Managed
     Performance of the Fund

     ABOUT YOUR ACCOUNT
     How to Buy Shares
     Class A Shares
     Class B Shares
     Class C Shares
     Class Y Shares
     Special Investor Services
     AccountLink
     Automatic Withdrawal and Exchange Plans
     Reinvestment Privilege
     Retirement Plans
     How to Sell Shares
     By Mail
     By Telephone
     How to Exchange Shares
     Shareholder Account Rules and Policies
     Dividends, Capital Gains and Taxes
     Appendix A: Description of Securities Ratings
     Appendix B: Special Sales Charge Arrangements

ABOUT THE FUND

Expenses

   The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and the share of a Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its for the fiscal period January 1, 1996 through October 31, 1996.

       Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account" starting on page __ for an explanation of how and when these charges apply.




                         Class A        Class B        Class C   Class Y
                         Shares         Shares         Shares    Shares
                                        <
Maximum Sales Charge
on Purchases (as a % of
offering price)          5.75%          None           None      None


Maximum Deferred Sale Charge
(as a % of the lower of the
original offering price or
redemption proceeds)     None(1)   5% in the      1% if shares   None
                                   first year,    are redeemed
                                   declining to   within 12 months
                                   1% in the of   purchase(2)
                                   sixth year
                                   and eliminated
                                   thereafter(2)

Maximum Sales Charge on
Reinvested Dividends     None           None           None      None

Exchange Fee             None           None           None           None

Redemption Fee           None(3)   None(3)        None(3)        None(3)




   (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __)." in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.

(2) See "How to Buy Shares -- Buying Class B Shares," and "Buying
Class C Shares" below, for more information on the contingent deferred sales charges.

(3) There is a $10 transaction fee for redemption proceeds paid by Federal Funds wire, but not for redemptions paid by check or ACH transfer through AccountLink.

       Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

Annual Fund Operating Expenses (as a Percentage of Average Net
Assets):



                         Class A   Class B   Class C   Class Y
                         Shares    Shares    Shares    Shares
Management Fees
12b-1 Plan Fees
Other Expenses
Total Fund
Operating Expenses


     The numbers for Class A shares in the chart above are based on the Fund's expenses in its last fiscal year. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. Class C shares were not publicly offered before May 1, 1996. Therefore, the Class C Annual Fund Operating Expenses shown are based on expenses for the period from May 1, 1996 until October 31, 1996. Class Y shares were not publicly offered before December 16, 1996. Accordingly, the "Other Expenses" for Class Y shares are estimates based upon amounts that would have been payable if Class Y shares had been outstanding during the fiscal year. The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares.


     The "12b-1 Distribution Plan Fees" for Class A shares are the service fees (which can be up to a maximum of 0.25% of average annual net assets of that class). For Class B and Class C shares, 12b-1 Plan Fees include the service fees (which can be up to a maximum of 0.25%) and an annual asset-based sales charges of 0.75%. These plans are described in greater detail in "How to Buy Shares."

       Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:


                    1 year    3 years   5 years   10 years*


Class A Shares      $
Class B Shares      $
Class C Shares      $
Class Y Shares      $




If you did not redeem your investment, it would incur the following expenses:

                    1 year    3 years   5 years   10 years*

Class A Shares      $
Class B Shares      $
Class C Shares      $
Class Y Shares      $



   *In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class
C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares -- Buying Class B Shares" for more information.

These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, which may be more or less than the amounts shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

       What is the Fund's Investment Objective? The Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

       What Does the Fund Invest In? Under normal market conditions, the Fund expects to invest primarily in common stocks. The Fund may invest the remainder of its assets in U.S. Government securities and corporate debt obligations, including corporate bonds rated below investment grade (commonly called "junk bonds") and may invest to a limited degree in foreign securities. The Fund may write covered calls and use certain types of "hedging instruments" and "derivative investments" to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds or to seek total return. These investments are more fully explained in "Investment Objective and Policies" starting on page __.

       Who Manages the Fund? The Fund's investment advisor is OppenheimerFunds, Inc., which (including a subsidiary) advises investment company portfolios having over $55 billion in assets at October 31, 1996. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's Board of Directors, elected by shareholders, oversees the investment advisor and the portfolio managers. The Fund has a team of portfolio managers, who are employed by the Manager. Peter C. Antos is the senior portfolio manager and he is assisted by Michael C. Strathearn and Kenneth B. White. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

       How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock market movements. A change in value of a particular stock may result from an event affecting the issuer. These changes affect the value of the Fund's investments and its share prices for each class of its shares.

     In the Oppenheimer funds' spectrum, the Fund is considered a growth fund that is considerably more aggressive than equity income or growth and income funds because it invests for long-term growth of capital in common stocks that tend to be more volatile than other investments. While the Manager tries to reduce risks by diversifying investments, by researching securities before they are purchased for the Fund's portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page __ for a more complete discussion of the Fund's investment risks.

       How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" beginning on page __ for more details.

       Will I Pay a Sales Charge to Buy Shares? The Fund has three classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

       How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day or through your dealer. Please refer to "How To Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.

       How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the total returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

Financial Highlights

The tables on the following pages present selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. Class B shares have been offered since October 1, 1995. Class C shares have been offered since May 1, 1996. Class Y shares were not publicly offered during the periods shown and consequently, no information on Class Y shares is included in the letters on the following pages or in the Fund's financial statements. The information for the Fund has been audited by Arthur Andersen LLP, the Fund's independent auditors, whose report for the fiscal year ended October 31, 1996 is included in the Statement of Additional Information. Additional information about the performance of the Fund is contained in the 1996 Annual Report which may be obtained without charge by calling the Fund at the telephone number or writing to the Fund's address on the back cover.

Investment Objective and Policies

Objective. The Fund seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

Investment Policies and Strategies. Under normal circumstances, most of the Fund's assets will be invested in stocks. The Manager chooses stock investments for the Fund using a quantitative value investment discipline in combination with fundamental securities analysis. A stock may have a low price-earnings ratio (for example, below the price-earnings ratio of the S&P 500 Index) because it is out-of-favor in the market. When an out-of-favor company demonstrates better earnings than what most analysts were expecting, this is referred to as a favorable earnings surprise. This may cause market analysts and investors to reevaluate the issuer's earnings expectations and the price-earnings multiple, which in turn may cause the company's stock price to increase in value.

     As stocks with low price-earnings ratios and favorable earnings surprises are identified, the Manager uses fundamental securities analysis to select individual stocks for the Fund. When the price-earnings ratio of a stock held by the Fund moves significantly above the multiple of the overall stock market, or the company reports a material earnings disappointment, the Fund will normally sell the stock.

     The Fund may invest the remainder of its assets (up to 10% under normal circumstances) in U.S. Government securities and corporate debt obligations, including convertible bonds, which may be rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("Standard & Poor's"). Fitch Investors Service, Inc., Duff & Phelpes, Inc. or another nationally recognized statistical rating organization. When market conditions are unstable, the Fund may invest without limit in high-quality short-term debt securities for temporary defensive purposes, as described below.

     Consistent with the foregoing policies, the Fund may invest to a limited degree in securities of foreign issuers, including issuers in developing countries. Please refer to "Foreign
Securities," below.

       Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is not a fundamental policy. Shareholders of the Fund will be given 30 days' advance written notice of a change to the Fund's investment objective.

     Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Directors may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

       Convertible Securities. Convertible securities are bonds, preferred stocks and other securities that pay a fixed rate of interest or dividend and are convertible into the issuer's common stock at the option of the buyer. While the value of these securities depends in part on interest rate changes, their value is also sensitive to the credit quality of the issuer and will change based on the price of the underlying stock. The Manager consequently does not look primarily to the ratings of these securities but considers them as "equity substitutes." While these securities generally offer less potential for gains than common stock and less income than non-convertible bonds, their income helps to provide a cushion against the stock price's declines.

       Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund ordinarily does not engage in short-term trading to try to achieve its objective. As a result, the Fund's portfolio turnover currently is not expected to be more than 100% a year. The "Financial Highlights," above, show the Fund's portfolio turnover rates during past fiscal years.

     Portfolio turnover affects brokerage costs, dealer markups and other transaction costs, and results in the Fund's realization of capital gains or losses for tax purposes. It may also affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code and avoid being taxed on amounts distributed as dividends and capital gains to shareholders. The Fund qualified in its last fiscal year and intends to do so in the current and future years, although it reserves the right not to qualify.

Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks collectively form the risk profile of the Fund.

     Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some case by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

       Stock Investment Risks. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

     The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries.

       Foreign Securities Have Special Risks. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the value of the securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

       Special Risks of Lower-Grade Securities. The Fund can invest in domestic and foreign corporate debt obligations, including high-yield, below-investment grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds." All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency. For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described above. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

       There are Special Risks in Investing in Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general, a "derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security might not perform the way the Manager expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund will realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. Please refer to "Illiquid and Restricted Securities."

       Interest Rate Risks. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities.

       Hedging Instruments Can Be Volatile Investments and Involve Special Risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums, and options, futures and forward contracts are subject to special tax rules that may affect the amount, timing and character of the Fund's income and distributions. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in the Statement of Additional Information.

Investment Techniques and Strategies

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The
Statement of Additional Information contains more information about the practices, including limitations on their use that may help to reduce some of the risks.

       Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants the Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange.

       Foreign Securities. The Fund may purchase equity and debt securities issued by foreign companies or issued or guaranteed by foreign governments. The Fund may purchase securities in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries or countries that have emerging markets generally may offer greater potential for gain but involve more risk and may be considered highly speculative. As a matter of fundamental policy, the Fund may not invest more than 10% of its total assets in foreign securities, except that the Fund may invest up to 25% of its total assets in foreign equity and debt securities that are (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities. There are special risks of investing in foreign securities, described in "Investment Risks," above.

       ADRs, EDRs and GDRs. ADRs are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign companies. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and generally are in registered form. If ADRs are bought through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service the ADR, there is a risk that the Fund will not learn of corporate actions affecting the issuer in a timely manner. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

       Debt Securities. Under normal circumstances, the Fund may invest some of its assets (normally up to 10%) in debt securities. However, when market conditions for stocks are volatile, the Fund may increase its investments in debt securities for defensive purposes. The types of debt securities the Fund invests in are described below.

       U.S. Government Securities. U.S. Government Securities include debt securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest.

     Ginnie Mae certificates are one type of mortgage-related U.S. Government Security the Fund may invest in. The Fund may invest in other mortgage-related U.S. Government Securities that are issued or guaranteed by federal agencies or government-sponsored entities but which are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"), obligations supported only by the credit of the instrumentality, such as the Federal National Mortgage Association ("Fannie Mae") or the Student Loan Marketing Association, and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks.

     The value of U.S. Government Securities will fluctuate until they mature, depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when the Fund holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Hedging."

       Lower-Grade Debt Securities. Lower-grade debt securities generally offer higher income potential than investment grade securities. "Lower-grade" securities have a rating below "BBB" by Standard & Poor's or "Baa" by Moody's or similar ratings by other nationally-recognized rating organizations, or they are not rated by a nationally-recognized rating organization, but the Manager judges them to be comparable to lower-rated securities. The Fund will not purchase securities rated below B by Moody's or Standard & Poor's. The Fund may retain securities whose ratings fall below B after purchase unless and until the Manager determines that disposing of such securities is in the best interests of the Fund. Appendix A to this Prospectus describes the rating categories of Moody's and Standard & Poor's. The special risks of investing in lower-grade debt securities are described in "Investment Risks," above.

       Loans of Portfolio Securities. Subject to its investment policies and restrictions, the Fund may seek to increase its income by lending portfolio securities to brokers, dealers and financial institutions in transactions other than repurchase agreements. The Fund must receive collateral for a loan. As a matter of fundamental policy, these loans are limited to not more than 33-1/3% of the Fund's total assets (taken at market value) and are subject to other conditions described in the Statement of Additional Information. The Fund presently does not intend to engage in loans of securities, but if it does so it does not intend to lend securities that will exceed 5% of the value of the Fund's total assets in the coming year.

       "When-Issued" and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

       Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so. As a matter of fundamental policy, the Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be invested in illiquid and restricted securities (as described below) which includes repurchase agreements having a maturity beyond seven days.

       Illiquid and Restricted Securities. Under the policies established by the Fund's Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. As a matter of fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid and restricted securities (including repurchase agreements having a maturity beyond 7 days, portfolio securities which do not have readily available market quotations, and time deposits maturing in more than 2 days). The Fund has undertaken (as a matter of non-fundamental policy) to apply this restriction to 10% of its net assets. The Fund's 10% percent limitation on illiquid securities does not apply to certain restricted securities that are eligible for resale to qualified institutional buyers.

       Temporary Defensive Investments. When the Manager believes it is appropriate (for example, because of unstable market conditions), the Fund can hold cash or invest without limit in money market instruments for temporary defensive purposes. The Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings loan associations. The Fund will purchase money market instruments denominated in a foreign currency only within the limitations described under "Foreign Securities." The issuers of foreign money market instruments purchased by the Fund must have at least $1 billion dollars (U.S.) of assets.

     The Fund may also invest in obligations of foreign branches of U.S. banks (referred to as Eurodollar obligations) and U.S.
branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks.

       Hedging. The Fund may write covered call options on securities, stock indices and foreign currency. It may purchase and sell certain kinds of futures contracts, forward contracts, and options on futures, broadly based stock indices and foreign currencies. These are all referred to as "hedging instruments." While the Fund does not engage extensively in hedging, the Fund may use these instruments for hedging purposes and, in the case of covered calls, non-hedging purposes as well, as described below.

     The Fund may write covered call options and buy and sell futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures and writing covered calls, hedge the Fund's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures, tend to increase the Fund's exposure to the securities market. Forward Contracts may be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes, defensive reasons, or to raise cash to distribute to shareholders. There are special risks of using hedging instruments, described in "Investment Risks," above.

     The Fund may not purchase or sell physical commodities; however, the Fund may purchase and sell foreign currency in hedging transactions. This restriction also does not prevent the Fund from selling covered call options or buying or selling futures contracts or from investing in securities or other instruments backed by physical commodities.

       Futures. The Fund may buy and sell futures contracts that relate to foreign currencies (these are referred to as "Forward Contracts" and are discussed below), and stock indices (these are referred to as "Stock Index Futures"). These types of Futures are described in "Hedging" in the Statement of Additional Information.

       Covered Call Options and Options on Futures. The Fund may write (that is, sell) call options on securities, indices and foreign currencies for hedging or liquidity purposes and write call options on Futures for hedging and non-hedging purposes, but only if all such calls are "covered." That means the Fund owns the investment on which the call was written or the Fund owns and segregates liquid assets to satisfy its obligations if the call is exercised. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). After the Fund writes a call, not more than 20% of the value of its total assets may be subject to calls.

     The Fund may write covered call options that are traded on U.S. or foreign securities or commodity exchanges or which are used by the Options Clearing Corporation. In the case of foreign currency options, they may be quoted by major recognized dealers in those options.

       Forward Contracts. Forward Contracts are foreign currency exchange contracts. They may be used to buy or sell foreign currency for future delivery at a fixed price. The Fund may use them for hedging purposes to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. Normally, the Fund will not use "cross hedging," where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. The Fund will not speculate in foreign exchange.

       Derivative Investments. Derivative investments may be used by the Fund in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered "derivative investments." There are special risks in investing in derivatives, discussed in "Investment Risks," above.

Other Investment Restrictions. The Fund has other investment restrictions which are "fundamental" policies. Among these fundamental policies, the Fund cannot do any of the following:

        The Fund cannot borrow amounts in excess of 10% of the Fund's total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5% of the Fund's total assets.

        The Fund cannot invest more than 25% of its assets in securities of issuers in any single industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment. The Fund has undertaken as a matter of non-fundamental policy to apply this restriction to 25% or more of its assets.

        The Fund cannot invest more than 5 percent of the Fund's total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 percent of the Fund's total assets in the obligations of any one bank.

        The Fund cannot purchase more than either (i) 10 percent in principal amount of the outstanding debt securities of an issuer, or (ii) 10 percent of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

     All of the percentage restrictions described above and elsewhere in this Prospectus apply only at the time the Fund purchases a security (except for the 300% asset coverage requirement on borrowing), and the Fund need not dispose of a security merely because the Fund's assets have changed or the security has increased in value relative to the size of the Fund. There are other fundamental policies discussed in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund is a diversified series of Oppenheimer Series Fund, Inc. (the "Company"). The Company was organized in 1981 as a Maryland corporation and is an open-end management investment company. Organized as a series fund, the Company presently has eight series, including the Fund. Until March 18, 1996, the Fund was called Connecticut Mutual Growth Account.

     The Company (and each series, including the Fund) is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Directors and Officers of the Funds" in the Statement of Additional Information names the Directors and officers of the Fund and provides more information about them. Although the Fund normally will not hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

     The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions, and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Funds are Managed" in the Statement of Additional Information for further information on voting of shares.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the rate of the management fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         operated as an investment adviser since 1959. The Manager and its affiliates currently manage investment companies, including other Oppenheimer funds, with assets of more than $55 billion as of October 31, 1996, and with nearly three million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

       Portfolio Management. The Fund has a portfolio management team consisting of three portfolio managers. The principal Portfolio Manager of the Fund is Peter M. Antos. He is a Vice President of the Fund and a Senior Vice President of the Manager and has been the senior portfolio manager of the Fund's portfolio since 1989. He is also a Chartered Financial Analyst and serves as a portfolio manager of other Oppenheimer funds. Mr. Antos was employed since 1989 by the Fund's prior investment adviser, G.R. Phelps & Co., Inc., as a Vice President and Senior Portfolio Manager, Equities, before joining Oppenheimer Funds. Mr. Michael C. Strathearn and Mr. Kenneth B. White are also Vice Presidents and portfolio managers of the Fund and Vice Presidents of the Manager. Each is also a Chartered Financial Analyst, and each was also employed since 1988 and 1987, respectively, by Connecticut Mutual Life Insurance Company, the parent of G.R. Phelps, as a Portfolio Manager prior to joining Oppenheimer Funds, Inc. on March 1, 1996. Mr. Strathearn and Mr. White have provided portfolio management services to the Fund since 1988 and 1992, respectively.

       Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager a monthly fee at the following annual rates, which decline on additional assets as the Fund grows: 0.625% of the first $300 million of aggregate net assets; 0.500% of the next $100 million; and 0.450% of net assets in excess of $400 million. The Fund's management fee for its last fiscal year was 0.625% of the average annual net assets for Class A and Class B shares (on an annualized basis). There were no Class C shares outstanding during that fiscal year.

     The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

     There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Funds" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

       The Distributor. The Fund's shares are sold through dealers, brokers, banks and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

       The Transfer Agent. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus or on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the term "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance data may help you see how well your investment has done over time and to compare it to market indices.

     It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

       Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B and Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted at "net asset value," without including the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted.

ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors four different classes of shares. Only certain institutional investors may purchase a fourth Class of shares, Class Y shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

       Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __ ) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.

       Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares, as described in "Buying Class B Shares," below.

       Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares," below.

       Class Y Shares. Class Y Shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to separate accounts of insurance companies and other institutional investors ( Class Y Sponsors ) having an agreement
( Class Y Agreements ) with the Manager or the Distributor. The intent of Class Y Agreements is to allow tax qualified institutional investors to invest indirectly (through separate accounts of the Class Y Sponsor) in Class Y Shares of the Fund and to allow institutional investors to invest directly in Class Y shares of the Fund. Individual investors are not permitted to invest directly in Class Y Shares. As of the date of this Prospectus, Massachusetts Mutual Life Insurance Company (an affiliate of the Manager and the Distributor) acts as Class Y Sponsor for all outstanding Class Y Shares of the Fund. While Class Y shares are not subject to a contingent deferred sales charge, asset-based sales charge or service fee, a Class Y sponsor may impose charges on separate accounts investing in Class Y shares.


     None of the instructions described elsewhere in this Prospectus or the Statement of Additional Information for the purchase, redemption, reinvestment, exchange or transfer of shares of the Fund, the selection of classes of shares or the reinvestment of dividends apply to its Class Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

     In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in your investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns, and the operating expenses borne by the class of shares you invest in.

     The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

       How Long Do You Expect To Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses your choice will also depend on how much you invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on the shares of Class B or Class C for which no initial sales charge is paid.

       Investing for the Short Term. If you have a short term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than seven years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

     And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

       Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charge available for larger investments in Class A shares under the Fund's Right of Accumulation. Unlike Class B shares, Class C shares do not convert to Class A shares and remain subject to the asset-based sales charge.

     Of course all of these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and you should analyze your options carefully.

       Are There Differences In Account Features That Matter To You? Because some features may not be available to Class B or C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, this may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information.

       How Does It Affect Payments To My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to reimburse the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

        With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments for as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

        Under pension and profit-sharing plans, 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

        There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

       How Are Shares Purchased? You can buy shares several ways through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C Shares. If you do not choose, your investment will be made in Class A Shares.

       Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

       Buying Shares Through The Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

       Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

     Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink," below for more details.

       Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

       At What Prices Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements for Certain Persons. Appendix B to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds and Former Connecticut Mutual Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. Different sales charge rates and commissions applied to sales of Class A shares prior to March 18, 1996. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                                             Front-End Sales
                         Front-End Sales     Charge as
                         Charge as           Percentage of  Commission as
                         Percentage of       Amount         Percentage of
Amount of Purchase       Offering Price      Invested       Offering Price

Less than $25,000        5.75%               6.10%               4.75%

$25,000 or more but
less than $50,000        5.50%               5.82%               4.75%

$50,000 or more but
less than $100,000       4.75%               4.99%               4.00%

$100,000 or more but
less than $250,000       3.75%               3.90%               3.00%

$250,000 or more but
less than $500,000       2.50%               2.56%               2.00%

$500,000 or more but
less than $1 million     2.00%               2.04%               1.60%

     The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

       Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

        Purchases aggregating $1 million or more, or

       Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

       Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.



     The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end
sales charge and dealer commission.   No sales commission will be
paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

     If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

     In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

     No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

       Special Arrangements with Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Until January 1, 1997, dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

       Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

     Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

       Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine your reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

       Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers of Initial and Contingent Deferred Sales Charges for
Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

        the Manager or its affiliates;

        present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced
Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

        registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

        employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

        dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of shares of the Fund);


      (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

        directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

        accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

        any unit investment trust that has entered into an appropriate agreement with the Distributor;

        a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that fund due to the termination of the Class B and C TRAC-2000 program on November 24, 1995; or

        qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

     Waivers of Initial and Contingent Deferred Sales Charges in
Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

        shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

        shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

        shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
(other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

        shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; and

        shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

     Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

       to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

       involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

       if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month ( and no further commission will be payable if the shares are redeemed within 18 months of purchase);

       for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

       for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

       Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Directors authorizes such reimbursements, which it has not done as yet) for its other expenditures under the Plan.

     Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service provider or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

   Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by an increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to the Fund in connection with the sale of Class B shares.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the six-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

     The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since Beginning of      Contingent Deferred Sales Charge
Month in Which Purchase       On Redemptions in that Year
Order Was Accepted            (As % of Amount Subject to Charge)

0-1                                5.0%
1-2                                4.0%
2-3                                3.0%
3-4                                3.0%
4-5                                2.0%
5-6                                1.0%
6 and following                    None

     In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made. Different contingent deferred sales charges applied to redemptions of Class B shares prior to March 18, 1996.

       Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

     To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its costs in distributing Class B and C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan.

     Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

     The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

     The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

     The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

     The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

     The Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares. If the Fund terminates either Plan, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated.

Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

     Waivers for Redemptions in Certain Cases. The Class B and
Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:

        distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

        redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

        returns of excess contributions to Retirement Plans;

        distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;

        shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

        distributions from OppenheimerFunds prototype 401(k) plans
(1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

     Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

        shares sold to the Manager or its affiliates;

        shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and

        shares issued in plans of reorganization to which the Fund is a party.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

     AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

       Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

       PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

       Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

       Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

       Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

       Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

       Automatic Exchange Plans. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

       Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

       403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

       SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SARSEP-IRAs

       Pension and Profit-Sharing Plans for self-employed persons and other employers

       401(k) Prototype Retirement Plans for businesses

     Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How To Sell Shares

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

       Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

       Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

        You wish to redeem more than $50,000 worth of shares and receive a check

        The redemption check is not payable to all shareholders listed on the account statement

        The redemption check is not sent to the address of record on your account statement

        Shares are being transferred to a Fund account with a different owner or name

        Shares are redeemed by someone other than the owners (such as an Executor)

       Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

        Your name
        The Fund's name
        Your Fund account number (from your account statement)
        The dollar amount or number of shares to be redeemed
        Any special payment instructions
        Any share certificates for the shares you are selling

        The signatures of all registered owners exactly as the account is registered, and
        Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

     Use the following address     Send courier or Express Mail
     for requests by mail:         requests to:
     OppenheimerFunds Services     OppenheimerFunds Services
     P.O. Box 5270                 10200 E. Girard Avenue
     Denver, Colorado 80217        Building D
                                   Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

        To redeem shares through a service representative, call
1-800-852-8457
        To redeem shares automatically on PhoneLink, call
1-800-533-3310

     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

       Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

       Telephone Redemptions Through AccountLink or Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account if the bank is a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. To find out more information about this service contact your dealer or broker. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How To Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

        Shares of the fund selected for exchange must be available for sale in your state of residence.

        The prospectuses of the Fund and the fund whose shares you want to buy must offer the exchange privilege.

        You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.

        You must meet the minimum purchase requirements for the fund you purchase by exchange.

        Before exchanging into a fund, you should obtain and read its prospectus.

     Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

     Exchanges may be requested in writing or by telephone:

       Written Exchange Requests. Submit an OppenheimerFunds
Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

       Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

     There are certain exchange policies you should be aware of:

        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

        Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

        The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

        For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a taxable gain or a loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

       Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Directors has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

       The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

       Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

       The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures the Transfer Agent or the Fund may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

       Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

       Dealers that can perform account transactions for their clients by participating in NETWORKING through the National
Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

       The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

       Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

       Involuntary redemptions of small accounts may be made by the Fund if the account has fewer than 100 shares, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

       Under unusual circumstances, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

       "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number and any other certifications required by the Internal Revenue Service ("IRS") when you sign your application, or if you violate IRS regulations on tax reporting of income.

       The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

       To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare and pay dividends separately for Class A, Class B, Class C and Class Y shares from net investment income, if any, annually. Normally, dividends are paid on the last business day of December, but the Board of Directors can change that date. Dividends paid on Class A and Class Y shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher than for Class A and Class Y shares. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains. Long-term capital gains will be separately identified in the tax information your Fund sends you after the end of the year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

       Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

       Reinvest Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

       Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

       Reinvest Your Distributions in Another Oppenheimer Fund
Account. You can reinvest all distributions in another Oppenheimer funds account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by the Fund from short-term capital gains and net investment income, including certain net realized foreign exchange gains, are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year the Fund will send you and the IRS a statement showing the aggregate amount and character of the dividends and other distributions you received for the previous year.

       "Buying a Dividend". When the Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

       Taxes on Transactions. Share redemptions and repurchases, including redemptions for exchanges, may produce a taxable gain or a loss, which generally will be a capital gain or loss for shareholders who hold shares of the Fund as capital assets. Generally speaking, a capital gain or loss is the difference between your tax basis, which is usually the price you paid for the shares, and the proceeds you received when you sold them. Special tax rules may apply to certain redemptions preceded or followed by investments in the Fund or another Oppenheimer fund.

       Returns of Capital. In certain cases distributions made by the Fund may be considered a return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A return of capital will reduce your tax basis in shares of the Fund but will not be taxable except to the extent it exceeds your tax basis.

       Foreign Taxes. The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) on certain of its foreign investments. These taxes may be reduced or eliminated pursuant to an income tax treaty in some cases. The Fund does not expect to qualify to pass such foreign taxes (and any related tax deductions or credits) through to its shareholders.

     This information is only a summary of certain federal tax information about your investment. Tax-exempt or tax-deferred investors, foreign investors, and investors subject to special tax rules (such as certain banks and securities dealers) may have different tax consequences not described above. More tax information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A:  Description of Securities Ratings


Description of Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated "Baa" are considered medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated "C" can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard  Poor's Bond Ratings

AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

BB, B, CCC, CC: Bonds rated "BB," "B," "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C, D: Bonds on which no interest is being paid are rated "C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.



Fitch Investors Service, Inc.

   Investment Grade Bond Ratings

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade Bond Ratings

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.


Duff & Phelps' Ratings

Long-Term Debt and Preferred Stock

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA & AA-  High credit quality protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB & BBB- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB- Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

B+, B & B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments.

DP  Preferred stock with dividend arreages.




APPENDIX B:  Special Sales Charge Arrangements

I. Special Sales Charge Arrangements for Shareholders of the Fund Who Were Shareholders of the Former Quest for Value Funds

     The initial and contingent sales charge rates and waivers for Class , Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds (i) that was one of the Former Quest for Value Funds or (ii) that were acquired by exchange from one of those funds or from a fund into which one of the Former Quest for Value Funds merged.

Class A Sales Charges

       Reduced Class A Initial Sales Charge Rates for Certain
Former Quest Shareholders.

       Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                         Front-End Sales     Front-End
Number of                Charge as a         Charge as a    Commission as
Eligible                 Percentage          Percentage     Percentage
Employees                of Offering         of Amount      of Offering
or Members               Price               Invested       Price

9 or fewer               2.50%               2.56%          2.00%

At least 10 but
not more than 49         2.00%               2.04%          1.60%

     For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages to of this Prospectus.

     Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

       Special Class A Contingent Deferred Sales Charge Rates. Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were Former Quest for Value Funds or were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

       Waiver of Class A Sales Charges for Certain Shareholders.
Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

        Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

        Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

       Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

        Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

        Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

       Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

       Waivers for Redemptions of Shares Purchased On or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or
(b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in the Fund or another Oppenheimer fund.

Special Dealer Arrangements.

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

     Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.


II. Special Sales Charge Arrangements for Shareholders of the Fund Who Were Shareholders of the Former Connecticut Mutual Funds

     Certain of the sales charge rates and waivers for Class A and Class B shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Capital Appreciation Account and CMIA LifeSpan Balanced Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

       Class A Contingent Deferred Sales Charge. Certain shareholders of the Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

     Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of the Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Funds' policies on Combined Purchases or Rights of Accumulation, who still hold those shares in the Fund or other Former Connecticut Mutual Funds, and (2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the Funds' former general distributor to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

     Any of the Class A shares of the Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

       Class A Sales Charge Waivers. Additional Class A shares of the Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

(1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies; (5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and (6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

     Additionally, Class A shares of the Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in "How To Buy Shares," above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund and the shares of such Former Connecticut Mutual Fund were purchased prior to March 18, 1996: (1)by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; and (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

Oppenheimer Disciplined Value Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

   Independent Auditors
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut 06103

Legal Counsel
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York  10036


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

PR0205.001.0596 Printed on recycled paper

375PSP.#1

Oppenheimer Series Fund, Inc.
Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated December 16, 1996

   OPPENHEIMER SERIES FUND, INC. (the "Company") is an investment company consisting of five separate series (the "Funds"):

Oppenheimer Disciplined Allocation Fund ("Allocation Fund")
Oppenheimer Disciplined Value Fund ("Value Fund")

and

Oppenheimer LifeSpan Balanced Fund ("LifeSpan Balanced Fund")
Oppenheimer LifeSpan Growth Fund ("LifeSpan Growth Fund")
Oppenheimer LifeSpan Income Fund ("LifeSpan Income Fund")
     (collectively, the "LifeSpan Funds")

     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and supplements information in each Fund's Prospectus dated December 16, 1996 (individually, a "Prospectus" and collectively, the "Prospectuses"). It should be read together with the Prospectuses which may be obtained by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

     The Funds' investment adviser is OppenheimerFunds, Inc. (the "Manager"). In the case of the LifeSpan Funds, the Manager has engaged Babson-Stewart Ivory International ("Babson-Stewart"), BEA Associates and Pilgrim, Baxter & Assoc. Ltd. ("Pilgrim") as subadvisers to assist in the management of the LifeSpan Funds. Babson-Stewart, BEA Associates and Pilgrim are sometimes referred to herein individually as a "Subadviser" and collectively as the "Subadvisers."

Contents
                                                           Page
About the Funds
Investment Objective and Policies. . . . . . . . . . . . .

  Other Investment Restrictions. . . . . . . . . . . . . .

How the Funds are Managed. . . . . . . . . . . . . . . . .

  Organization and History . . . . . . . . . . . . . . . .

  Directors and Officers of the Funds. . . . . . . . . . .

  The Manager and Its Affiliates . . . . . . . . . . . . .

Brokerage Policies of the Funds. . . . . . . . . . . . . .

Performance of the Funds . . . . . . . . . . . . . . . . .

Distribution and Service Plans . . . . . . . . . . . . . .


About Your Account
How to Buy Shares. . . . . . . . . . . . . . . . . . . . .

How to Sell Shares . . . . . . . . . . . . . . . . . . . .

How to Exchange Shares . . . . . . . . . . . . . . . . . .

Dividends, Capital Gains and Taxes . . . . . . . . . . . .

Additional Information About the Funds . . . . . . . . . .

Financial Information About the Funds
Independent Auditors' Report . . . . . . . . . . . . . . .

Financial Statements . . . . . . . . . . . . . . . . . . .

Independent Auditors' Report - LifeSpan Funds. . . . . . .

Financial Statements - LifeSpan Funds. . . . . . . . . . .

Appendix: Industry Classification. . . . . . . . . . . . .

ABOUT THE FUNDS

Investment Objectives And Policies

Investment Policies and Strategies. The investment objectives and policies of each Fund are described in its Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Funds may invest, as well as the strategies the Funds may use to try to achieve their objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectuses.

         Foreign Securities (All Funds). Consistent with the limitations on foreign investing set forth in the relevant Fund's Prospectus, each Fund (other than Liquid Fund and Government Securities Fund) may invest in foreign securities. Each Fund (other than Liquid Fund and Government Securities Fund) may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets. Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets. If a Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Fund's Board of Directors under applicable rules of the Securities and Exchange Commission ("SEC"). In buying foreign securities, a Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

         "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American depository receipts, or that are listed on a U.S. securities exchange, or are traded in the U.S. over-the-counter market are not considered "foreign securities" for purposes of a Fund's investment allocations, because they are not subject to many of the special considerations and risks (discussed below) that apply to foreign securities traded and held abroad.
         Investing in foreign securities, and in particular in securities in emerging countries, involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries, and in particular emerging countries, of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         A Fund's investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing a Fund's net investment income and/or net realized capital gains. See "Dividends, Capital Gains and Taxes."

         Debt Securities (All Funds). All debt securities are subject to two types of risks: credit risk and interest rate risk (these are in addition to other investment risks that may affect a particular security).

         Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds.

         Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates.
An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.
Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a Fund's net asset values.
         High Yield Securities. Each Fund (other than Liquid Fund and Government Securities Fund) may invest in high-yield/high risk securities (commonly called junk bonds).

         The Manager does not rely on credit ratings assigned by rating agencies in assessing investment opportunities in debt securities. Ratings by credit agencies assess safety of principal and interest payments and do not reflect market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events. By carefully selecting individual issues and diversifying portfolio holdings by industry sector and issuer, the Manager believes that the risk of the Fund holding defaulted lower grade securities can be reduced. Emphasis on credit risk management involves the Manager's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry.
The Manager's rating helps it determine the attractiveness of specific issues relative to the valuation by the market place of similarly rated credits.

         Risks of high yield securities include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates,
(iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates which may cause the Fund to invest premature redemption proceeds in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of a Fund. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

         U.S. Government Securities (All Funds).  U.S. Government
Securities are debt obligations issued or guaranteed by the U.S.
Government or one of its agencies or instrumentalities, and include "zero coupon" Treasury securities.

         U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

         U.S. Government and Agency. U.S. Government Securities are debt obligations issued by or guaranteed by the United States government or any of its agencies or instrumentalities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities (referred to as "Ginnie Maes") guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. Government Securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home Loan Mortgage Corporation (those securities are often called "Freddie Macs"). Other obligations are supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds (these securities are often called "Fannie Maes").

         GNMA Certificates. Certificates of Government National Mortgage Association ("GNMA") are mortgaged-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that a Fund may purchase may be of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble
GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         Mortgage-Backed Security Rolls.   Allocation Fund may enter
into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a borrowing by a Fund, a Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include:
(i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the possibility that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, a Fund will be required to place cash, U.S. Government Securities or other high-grade debt securities in a segregated account with its Custodian in an amount equal to its obligation under the roll.

         Zero Coupon Securities and Deferred Interest Bonds. The Funds may invest in zero coupon securities and deferred interest bonds issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2)
U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. Zero coupon securities and deferred interest bonds usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. An additional risk of private-issuer zero coupon securities and deferred interest bonds is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

         While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. With zero coupon securities, however, the lack of periodic interest payments means that the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates.

         Because a Fund accrues taxable income from zero coupon and deferred interest securities without receiving cash, a Fund may be required to sell portfolio securities in order to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of a Fund, and the amount of cash income a Fund receives from other investments and the sale of shares. In either case, cash distributed or held by a Fund that is not reinvested by investors in additional Fund shares will hinder a Fund from seeking current income.

         Mortgage-Backed Securities (All Funds). These securities represent participation interests in pools of residential mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Funds may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrower from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value of or yield of the mortgage-backed securities themselves or to the net asset value of a Fund's shares.

         Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." Such credit enhancements fall generally into two categories; (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, though various means of structuring the transaction or through a combination of such approaches.

         The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans.
The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. A Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of such Fund. Monthly interest payments received by a Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at par, at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

         Mortgage-backed securities may be less effective than debt obligations of similar maturity at maintaining yields during periods of declining interest rates. As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Directors and consistent with a Fund's investment objective and policies, consider making investments in such new types of mortgage-related securities.

         "Stripped" Mortgage-Backed Securities. Allocation Fund and each LifeSpan Fund may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class).
Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available to the IO security. In accordance with a requirement imposed by the staff of the SEC, the Manager or the relevant Subadviser will consider privately-issued fixed rate IOs and POs to be illiquid securities for purposes of a Fund's limitation on investments in illiquid securities. Unless the Manager or the relevant Subadviser, acting pursuant to guidelines and standards established by the Board of Directors, determines that a particular government-issued fixed rate IO or PO is liquid, management will also consider these IOs and POs to be illiquid. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

         Custodial Receipts. Each of the Funds may acquire U.S. Government Securities and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts (TIGRs) and Certificate of Accrual on Treasury Securities (CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. Government Securities by the Staff of the SEC, however. Further, the IRS' conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

         Collateralized Mortgage-Backed Obligations ("CMOs") Allocation Fund and each of the LifeSpan Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer, which may be a domestic or foreign corporation. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

         Asset-Backed Securities. Allocation Fund and each Life Span Fund may purchase asset-back securities. The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for the prepayments of a pool of mortgage loans underlying mortgage-backed securities.

         Commercial Paper (All Funds). Each Fund may purchase commercial paper for temporary defensive purposes as described in its Prospectus. In addition, a Fund may invest in variable amount master demand notes and floating rate notes as follows:

         Variable Amount Master Demand Notes. Master demand notes are corporate obligations which permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, a Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. A Fund has no limitations on the type of issuer from whom these notes will be purchased;
however, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by a Fund in illiquid securities, described in the Fund's Prospectus. The Manager and relevant Subadviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

         Floating Rate/Variable Rate Notes. Some of the notes a Fund may purchase may have variable or floating interest rates.
Variable rates are adjustable at stated periodic intervals;
floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other support arrangements. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet a Fund's investment quality standards relating to investments in bank obligations. A Fund will invest in variable and floating rate instruments only when the Manager or relevant Subadviser deems the investment to meet the investment guidelines applicable to a Fund. The Manager or relevant Subadviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Fund should continue to hold the investments.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days.

         Bank Obligations and Instruments Secured Thereby (All Funds). The bank obligations a Fund may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. A Fund may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

         Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by a Fund in illiquid investments, set forth in the Fund's Prospectus under "Illiquid and Restricted Securities."

         Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

         Equity Securities (All Funds). Additional information about some of the types of equity securities a Fund may invest in is provided below.

         Convertible Securities. Each Fund may invest in convertible securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, any rating assigned to the security has less impact on the Manager's or relevant Subadviser's investment decision with respect to convertible securities than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager or relevant Subadviser examines the following factors:
(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         Warrants and Rights. Each Fund may purchase warrants. Warrants are options to purchase equity securities at set prices valid for a specified period of time. The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price a Fund pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         Preferred Stock (All Funds). Each of the Funds subject to its investment objective, may purchase preferred stock. Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks.
Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         Hedging (All Funds). Consistent with the limitations set forth in its Prospectus and below, each Fund may employ one or more of the types of hedging instruments described below. Additional information about the hedging instruments a Fund may use is provided below. In the future, a Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

         Covered Call Options on Securities, Securities Indices and Foreign Currencies (All Funds). Each Fund may write covered call options. Each LifeSpan Fund may purchase and write covered call options. Such options may relate to particular U.S. or non-U.S. securities, to various U.S. or non-U.S. stock indices or to U.S. or non-U.S. currencies. The Funds may purchase and write, as the case may be, call options which are issued by the Options Clearing Corporation (OCC) or which are traded on U.S. and non-U.S. exchanges. LifeSpan Growth Fund and LifeSpan Balanced Fund (with respect to the international Component) may purchase options on currency in the over-the-counter (OTC) markets.

         Writing Covered Calls. When a Fund writes a call on a security, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Fund retains the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If a Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

         No Fund shall write a covered call option if as a result thereof the assets underlying calls outstanding (including the proposed call option) would exceed 20% of the value of the assets of the Fund.

         Purchasing Covered Calls. When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
When a Fund purchases a call on a securities index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, a Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on broadly-based indices or futures are similar to calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on an index or future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

         An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund's option activities may affect its turnover rate and brokerage commissions. A Fund may pay a brokerage commission each time it buys a call, sells a call, or buys or sells an underlying investment in connection with the exercise of a call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

         Futures Contracts and Related Options. To hedge against changes in interest rates, securities prices or currency exchange rates or for certain non-hedging purposes, each Fund may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, currencies and other financial instruments and indices. The Value Fund and Allocation Fund may purchase and sell futures contracts on stock indices and sell options on such futures. The Income Fund and Allocation Fund may purchase and sell interest rate futures and sell options on such futures. In addition, each Fund that may invest in securities that are denominated in a foreign currency may purchase and sell futures on currencies and sell options on such futures. A Fund will engage in futures and related options transactions only for bona fide hedging or other non-hedging purposes as defined in regulations promulgated by the CFTC. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC.

         A Fund may buy and sell futures contracts on interest rates ("Interest Rate Futures"). No price is paid or received upon the purchase or sale of an Interest Rate Future. An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract.

         The Fund may buy and sell futures contracts related to financial indices (a "Financial Future"). A financial index assigns relative values to the securities included in the index and fluctuates with the changes in the market value of those securities. Financial indices cannot be purchased or sold directly. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a Financial Future.

         Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with a Fund's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Financial Futures and Interest Rate Futures by their terms call for settlement by delivery cash or securities, respectively, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         The Funds may use options on futures contracts solely for bona fide hedging or other non-hedging purposes as described below.

         Forward Contracts. Each Fund may enter into foreign currency exchange contracts ("Forward Contracts") for hedging and non-hedging purposes. A forward currency exchange contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. A Fund generally will not enter into a forward currency exchange contract with a term of greater than one year. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         A Fund may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receipt of dividend payments in a foreign currency, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency, or when it believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount.
In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund is denominated ("cross hedge").

         A Fund will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is also the subject of the hedge. A Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to Forward Contracts in excess of the value of the Fund's portfolio securities or other assets denominated in these currencies provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, a LifeSpan Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or a LifeSpan Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

         The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.
Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

         At or before the maturity of a Forward Contract requiring a Fund to sell a currency, a Fund, may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A The Income Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

         Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

         Interest Rate Swap Transactions. All Funds may enter into swap transactions. Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Fund under a swap agreement will have been greater than those received by them. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, a Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager or relevant Subadviser will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation." The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that swaps, caps and floors are illiquid investments that are subject to a limitation on such investments.

         Additional Information About Hedging Instruments and Their Use. A Fund's Custodian, or a securities depository acting for the Custodian, will act as a Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which a Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities covering a call on the expiration of the option or upon a Fund entering into a closing purchase transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

         When LifeSpan Growth Fund or LifeSpan Balanced Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option "is in-the-money"). When LifeSpan Growth Fund or LifeSpan Balanced Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in its Prospectus) the mark-to-market value of any OTC option held by them. The SEC is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

         Regulatory Aspects of Hedging Instruments. The Funds are required to operate within certain guidelines and restrictions with respect to their use of futures and options thereon as established by the Commodities Futures Trading Commission ("CFTC"). In particular, the Funds are excluded from registration as a "commodity pool operator" if they comply with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Funds' assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule a Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Funds are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges through one or more or brokers. Thus, the number of options which the Funds may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Funds purchase a Future, the Funds will maintain, in a segregated account or accounts with their Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

         Tax Aspects of Covered Calls and Hedging Instruments. Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code. That qualification enables a Fund to "pass through" its income and realized capital gains to shareholders without the Fund having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders will be taxed on the dividends and capital gains they receive from the Fund. One of the tests for a Fund's qualification is that less than 30% of its gross income (irrespective of losses) must be derived from gains realized on the sale of securities held for less than three months. To comply with that 30% cap, a Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by a Fund for less than three months; or (v) writing calls on investments held for less than three months.

         Risks Of Hedging With Options and Futures. In addition to the risks with respect to hedging discussed in each Fund's Prospectus and above, there is a risk in using short hedging by selling
Futures to attempt to protect against a decline in value of a Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

         Portfolio Turnover. Each Fund's particular portfolio securities may be changed without regard to the holding period of these securities (subject to certain tax restrictions), when the Manager or respective Subadviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds do not generally intend to invest for the purpose of seeking short-term profits. Variations in portfolio turnover rate from year to year reflect the investment discipline applied to the particular Fund and do not generally reflect trading for short-term profits.

Other Investment Restrictions

         A.   Fundamental Investment Restrictions

         Each Fund has adopted the following fundamental investment restrictions. Each Fund's most significant investment restrictions are also set forth in its Prospectus. Fundamental policies cannot be changed without the vote of a "majority" of a Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

         The Value and Allocation Funds may not:

         1. Issue senior securities, except as permitted by paragraphs 7, 8, 9 and 11 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets are not deemed to be senior securities.

         2. (a) Invest more than 5 percent of its total assets (taken at market value at the time of each investment) in the securities (other than United States Government or Government agency securities) of any one issuer (including repurchase agreements with any one bank or dealer) or more than 15 percent of its total assets in the obligations of any one bank; and (b) purchase more than either (i) 10 percent in principal amount of the outstanding debt securities of an issuer, or (ii) 10 percent of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money instruments or bank repurchase agreements.

         3. Invest more than 25 percent of the value of its total assets in the securities of issuers in any single industry, provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered to be a separate industry. This test shall be applied on a proforma basis using the market value of all assets immediately prior to making any investment.

         4. Alone, or together with any other portfolio or portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

         5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10 percent of such portfolio's total assets, taken at market value, would be invested in such securities.

         6. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that such portfolio may: (1) purchase securities of issuers which invest or deal an any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange.

         7. Purchase any securities on margin (except that the Company may obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         9. Borrow amounts in excess of 10 percent of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5 percent of its total assets.

         10. Allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

         11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except as may be necessary in connection with borrowings as mentioned in investment restriction (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10 percent of such Fund's total assets, taken at market value at the time thereof. In order to comply with certain state statutes, such Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities plus the maximum sales charge will exceed 10 percent of the value of such Fund's shares at the maximum offering price. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis is not deemed to be a pledge.

         12. Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the 1933 Act in selling portfolio securities.

         13. Write, purchase or sell puts, calls or combinations thereof, except that covered call options may be written.

         14. Invest in securities of foreign issuers if at the time of acquisition more than 10 percent of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25 percent of the total assets of such portfolio may be invested in the aggregate in such securities
(i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock
Exchange.

         15. Invest more than 10 percent in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than 2 days, portfolio securities which do not have readily available market quotations and all other illiquid assets.

         Each of the LifeSpan Funds may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

         2. Purchase any securities on margin (except that the Company may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Borrow money, except for emergency or extraordinary purposes including (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.
         4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

         5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

         8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         9. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

         For purposes of the fundamental investment restrictions, the term "borrow" does not include mortgage dollar rolls, reverse repurchase agreements or lending portfolio securities and the terms "illiquid securities" and "portfolio securities which do not have readily available market quotations" shall include restricted securities. However, as non-fundamental policies, the Company will treat reverse repurchase agreements as borrowings, master demand notes as illiquid securities and mortgage dollar rolls as sales transactions and not as a financing.

         For purposes of the restriction on investing more than 25% of the Funds' assets in the securities of issuers in any single industry, the category Financial Services as used in the Financial Statements may include several different industries such as mortgage-backed securities, brokerage firms and other financial institutions. Each of the Income Fund and Liquid Fund of the Company may not, as a non-fundamental investment restriction, invest more than 5% of its total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

         For purposes of a Funds' policy not to concentrate their assets, described in the above restrictions, the Funds have adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

         The percentage restrictions described above and in each Fund's Prospectus are applicable only at the time of investment and require no action by a Fund as a result of subsequent changes in value of the investments or the size of a Fund.

         B.   Non-fundamental Investment Restrictions

         The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

         The LifeSpan Funds each may not:

         (1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

         (2) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager or the Subadvisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         (3) Purchase or retain securities of an issuer if one or more of the Directors or officers of the Company or directors or officers of the Manager or any Subadviser or any investment management subsidiary of the Manager or any Subadviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

         (4) Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Fund has no current intention of investing in other investment companies.

         (5) Invest more than 15% of total assets in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

         (6) Invest more than 5% of total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

         (7) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain restricted securities, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

         (8) Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         (9)  Invest in real estate limited partnership interests.

         (10) Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on an exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

         (11) Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

         (12) Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Fund at any time will not exceed 20% of the Fund's total assets.

         (13) Invest for the purpose of exercising control over or management of any company.

         In order to permit the sale of shares of the Funds in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of a Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.

How the Funds are Managed

Organization and History. The Company was incorporated in Maryland on December 9, 1981. Prior to March 18, 1996, the Company was named Connecticut Mutual Investment Accounts, Inc. On March 18,
1996 the Funds listed below changed their names as follows:

                                  Fund Name Prior to
Fund                              March 18, 1996

Allocation Fund              Connecticut Mutual Balanced Account
Value Fund                   Connecticut Mutual Growth Account
LifeSpan Balanced Fund       CMIA LifeSpan Balanced Account
LifeSpan Growth Fund         CMIA LifeSpan Capital Appreciation
                                  Account
LifeSpan Income Fund         CMIA LifeSpan Income Account

         As a Maryland corporation, the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders.
The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders. The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Directors receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Company valued at $25,000 or more or holding at least 1% of the Company's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make each Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Directors may take such other action as set forth under Section 16(c) of the Investment Company
Act.

   Directors and Officers of the Company. The Company's Directors and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Director and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Directors are directors of Oppenheimer Target Fund, Oppenheimer Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Growth Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Bond Fund, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Asset Allocation Fund, Oppenheimer U.S. Government Trust, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (the "New York-based OppenheimerFunds"). Ms. Macaskill and Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Company, hold the same offices with the other New York-based OppenheimerFunds as with the Company. As of October 31, 1996, the Directors and Officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (two of the officers of the Fund listed below, Ms. Macaskill and Mr. Donohue, are Directors of that plan) other than the shares beneficially owned under that plan by the officers of the Fund list below.

Leon Levy, Chairman of the Board of Directors; Age: 71
General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Director*; Age: 63
Vice Chairman of the Manager; formerly he held the following positions: Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisory subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager, an officer of other Oppenheimer funds and Executive Vice President and General Counsel of the Manager and the Distributor.

Benjamin Lipstein, Director; Age:  73
591 Breezy Hill Road, Hillsdale, New York 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex
Publishers, Inc. (Publishers of Psychology Today on Mother Earth
News) and a director of Spy Magazine, L.P.

Bridget A. Macaskill, President and Director; Age:  47
President, Chief Executive Officer and a Director of the Manager; Chairman and a Director of SSI and SFSI, President and a director of OAC, HarbourView and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.

Elizabeth B. Moynihan, Director; Age: 67
801 Pennsylvania Avenue, N.W., Washington, DC 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State; a member of the Indo-U.S. Sub-Commission on Education and Culture.
________________________
*        A Director who is an "interested person" of the Company as
defined in the Investment    Company Act.
Kenneth A. Randall, Director; Age: 69
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), Fidelity Life Association (mutual life insurance company); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research), and a director of Lumbemens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Director; Age: 66
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute; Bard College; a member of the U.S. Competitiveness Policy Council; a director of GranCare, Inc. (healthcare provider); formerly New York State Comptroller and a trustee of the New York State and Local Retirement Fund.

 Russell S. Reynolds, Jr., Director; Age: 64
200 Park Avenue, New York, New York 10166
Founder and Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Publication, Inc. (consulting and publishing); a director of XYAN, Inc. (printing), Professional Staff Limited and American Scientific Resources, Inc.; a trustee of Mystic Seaport Museum, International House, Greenwich Historical Society and Greenwich Hospital.

Sidney M. Robins, Director; Age:  84
50 Overlook Road, Assigning, New York 10562
Chase Manhattan Professor Emeritus of Financial Institutions, Graduate School of Business, Columbia University; Visiting Professor of Finance, University of Hawaii; Emeritus Founding and a director of The Korea Fund, Inc. (closed-end investment company); a member of the Board of Advisors, Olympus Private Placement Fund, L.P.; Professor Emeritus of Finance, Adelphi University.

Donald W. Spiro, Vice Chairman and Director*; Age: 70
Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Director; Age:  83
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).
_________________________
*        A Director who is an "interested person" of the Company as
defined in the Investment    Company Act.

   Clayton K. Yeutter, Director; Age: 65
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel to Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (Insurance); FMC Corp. (chemicals and machinery), IMC Global Inc. (Chemicals and animal feed) andTexas Instruments, Inc. (electronics); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

Andrew J. Donohue, Secretary; Age: 46
Executive Vice President and General Counsel of the Manager and the Distributor; President and a director of Centennial; Executive Vice President General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc.; President and director of Real Asset Management, Inc.; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services, Inc. (a broker-dealer) an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, prior to which he was a partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

Robert Doll, Jr., Vice President; Age:  42
Executive Vice President and a director of the Manager; Executive
Vice President of HarbourView; Vice President and a director of
OAC: an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age:  60
3410 South Galena Street, Denver, Colorado 80231
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI; Treasurer of OAC:
Vice President and Treasurer of Oppenheimer Real Asset Management Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-Dealer); an officer of other Oppenheimer funds.

Robert G. Zack, Assistant Secretary; Age:  48
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; and officer of other
Oppenheimer funds.

Robert Bishop, Assistant Treasurer; Age:  37
3410 South Galena Street, Denver, Colorado 80231
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

Scott Farrar, Assistant Treasurer; Age:  31
3410 South Galena Street, Denver, Colorado 80231
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company.


            Remuneration of Trustees. The officers of the Fund are affiliated with the Manager. They and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill and Messrs. Galli and Spiro receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund, during its fiscal period from January 1, 1996 through October 31, 1996, and from all of the New York-based Oppenheimer fund (including the Fund) for which they served as a Trustee or Director. Compensation is paid for services in the positions below their names.




Compensation
Received from
each Fund

                                            LifeSpan  LifeSpan  LifeSpan
                        Allocation     Value          Income    Balanced  Growth
                        Fund      Fund      Fund      Fund      Fund


Leon Levy               $         $         $         $         $

Benjamin Lipstein       $         $         $         $         $

Elizabeth Moynihan $         $         $         $         $

Kenneth A. Randall $         $         $         $         $

Edward V. Regan         $         $         $         $         $

Russell S. Reynolds, Jr.$         $         $         $         $

Sidney M. Robbins       $         $         $         $         $

Pauline Trigere         $         $         $         $         $

Clayton K. Yeutter $         $         $         $         $



Pension or Retirement
Benefits Accrued as
a Fund Expense

                        Total               LifeSpan  LifeSpan  LifeSpan
                        Return    Value          Income    Balanced       Growth
                        Fund      Fund      Fund      Fund      Fund


Leon Levy               $         $         $         $         $

Benjamin Lipstein       $         $         $         $         $

Elizabeth Moynihan $         $         $         $         $

Kenneth A. Randall $         $         $         $         $

Edward V. Regan         $         $         $         $         $

Russell S. Reynolds, Jr.$         $         $         $         $

Sidney M. Robbins       $         $         $         $         $

Pauline Trigere         $         $         $         $         $

Clayton K. Yeutter $         $         $         $         $


Total Compensation
from Company and
Complex Paid to the
Directors

Leon Levy               $              $         $              $

Benjamin Lipstein       $              $         $              $

Elizabeth Moynihan $              $         $              $

Kenneth A. Randall $              $         $              $

Edward V. Regan         $              $         $              $

Russell S. Reynolds, Jr.$              $         $              $

Sidney M. Robbins       $              $         $              $

Pauline Trigere         $              $         $              $

Clayton K. Yeutter $              $         $              $


   For the 1995 calendar year (prior to the inception of the Proxy
Committee) during which the New York-based Oppenheimer funds, listed in the first paragraph of this section, included Oppenheimer
Mortgage Income and Oppenheimer Time Fund (which ceased operation following the acquisition of their assets by certain other
Oppenheimer funds) but excluded Oppenheimer International Growth
Fund, which had not yet commenced operations.

   The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during the Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Major Shareholders.  As of __________, 1996, Connecticut Mutual
Life Insurance Company ("CML") and its affiliates owned shares of the Funds as follows: Value Fund (__________ shares) (___% of shares outstanding); Liquid Fund (__________ shares) (___% of shares outstanding); LifeSpan Growth Fund (_________ shares) (__% of shares outstanding); LifeSpan Balanced Fund (_________ shares)
(__% of shares outstanding); LifeSpan Income Fund (_________ shares) (___ of shares outstanding). CML is incorporated under the laws of the State of Connecticut. CML and its affiliates are deemed to be controlling persons of any Fund of the Company of which they own more than 25% of the shares outstanding. As such, the exercise by CML and its affiliates of their voting rights may diminish the voting power of other shareholders. Effective March
1, 1996, Massachusetts Mutual Life Insurance Company, a
Massachusetts corporation, acquired CML's interests in the Funds.

As of __________, 1996, no person owned of record or was known by the Company to own beneficially 5% or more of the outstanding shares of any Fund.

The Manager, the Subadvisers and Their Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corporation ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance
Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Funds, and two of whom (Mr. Jon S. Fossel and Mr. James C. Swain) serve as Directors of the Funds.

         The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

         The Investment Advisory Agreements. Each Fund has entered into an Investment Advisory Agreement with the Manager. The investment advisory agreement between the Manager and each Fund requires the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of each Fund.

         Expenses not expressly assumed by the Manager under an advisory agreement or by the Distributor under a Distribution
Agreement (defined below) are paid by the relevant Fund. The advisory agreement lists examples of expenses to be paid by a Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation.

         The advisory fees paid by the Funds to G.R. Phelps & Co., the Funds' prior investment advisor, for the last three fiscal years were:




                             1994           1995           1996

Allocation Fund         $              $              $

Value Fund              $              $              $

LifeSpan Balanced Fund  $              $              $

LifeSpan Growth Fund    $              $              $

LifeSpan Income Fund    $              $              $

Total All Funds         $              $              $


         Under each advisory agreement, the Manager has undertaken that if the total expenses of a Fund in any fiscal year should exceed the most stringent state regulatory requirements on expense limitations applicable to a Fund, the Manager's compensation under the advisory agreement will be reduced by the amount of such excess. For the purpose of such calculation, there shall be excluded any expense borne directly or indirectly by a Fund which is permitted to be excluded from the computation of such limitation by such statute or state regulatory authority. At present, that limitation is imposed by California, and limits expenses (with specific exclusions) to 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. Any assumption of a Fund's expenses under this limitation would lower a Fund's overall expense ratio and increase its total return during any period in which expenses are limited.

         The advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the Agreement relates. Each advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment activities. If the Manager shall no longer act as investment adviser to the Funds, the right of the Funds to use the name "Oppenheimer" as part of their corporate names may be withdrawn.

         Babson-Stewart, One Memorial Drive, Cambridge, Massachusetts
02142, is a Massachusetts general partnership and a registered investment adviser and was originally established in 1987. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Life Insurance Company, and Stewart Ivory & Co. (International), Ltd. As of ____________,
1996, Babson-Stewart had approximately $___ million in assets under management. BEA Associates, Citicorp Center, 153 E. 53rd Street,
57th Floor, New York, NY 10022, is a partnership between Credit
Suisse Capital Corporation and BEA Associate's employee shareholders. BEA Associates has been providing domestic and global fixed income and equity investment management services for institutional clients and mutual funds since 1984 and, together with its global affiliate, had $____ billion in assets under management as of _______, 1996. Pilgrim, 1255 Drummers Lane,
Wayne, Pennsylvania 19087, was established in 1982 to provide specialized equity management for institutional investors. Pilgrim is a Delaware corporation and a wholly owned subsidiary of United
Asset Management Corporation. As of ___________1996, Pilgrim had over $_ billion in assets under management.

         The Investment Subadvisory Agreements. With respect to the international Component for LifeSpan Growth Fund and LifeSpan
Balanced Fund, the Manager has entered into investment subadvisory agreements with Babson-Stewart. With respect to the small cap
Component of each LifeSpan Fund, the Manager has entered into investment subadvisory agreements with Pilgrim. With respect to the high yield/high risk bond Component for each LifeSpan Fund, the Manager has entered into investment subadvisory agreements with BEA
Associates. Under the respective investment subadvisory agreement, the corresponding Subadviser, subject to the review of the Board of Directors and the overall supervision of the Manager, is responsible for managing the investment operations of the corresponding LifeSpan Fund Component and the composition of the Component's portfolio and furnishing the LifeSpan Fund with advice and recommendations with respect to investments and the purchase and sale of securities for the respective Component.

         The investment subadvisory agreements with Babson-Stewart provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard with respect to its obligations and duties under the agreements, Babson-Stewart will not be subject to liability for any loss sustained by reason of its good faith errors of omissions in connection with any matters to which the agreements relate.

         The investment subadvisory agreements with Pilgrim provide that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreements, Pilgrim is not subject to liability for any error of judgment or mistake of law or for any other action or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding or sale of any security, or otherwise.

         The investment subadvisory agreement with BEA Associates provides that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreement, BEA Associates is not subject to liability for losses as a result of its activities in connection with the adoption of any investment policy or the purchase, sale or retention of securities on behalf of the LifeSpan Funds subadvised by BEA Associates if such activities were made with due care and in good faith.

         The Distributor.  Under its Distribution Agreements with each
Fund, the Distributor acts as each Fund's principal underwriter in the continuous public offering of the Fund's shares, but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor.

         The compensation paid by the Funds to G.R. Phelps & Co., the prior distributor of the Funds' shares, for distribution fees for the last three fiscal years was:


                             1994           1995           1996


Allocation Fund         $              $              $

Value Fund              $              $              $

LifeSpan Income Fund    $              $              $

LifeSpan Balanced Fund  $              $              $

LifeSpan Growth Fund    $              $              $


For additional information about distribution of the Funds' shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

         The Transfer Agent. OppenheimerFunds Services, each Fund's transfer agent, is responsible for maintaining each Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies Of The Funds

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under each advisory agreement is to arrange the portfolio transactions for each Fund. Each advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of a Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding, but is expected to minimize the commissions paid to the extent consistent with the interest and policies of a Fund as established by its Board of Directors.

         Under each advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for a Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged, if a good faith determination is made by the Manager and the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of a Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for a Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Most purchases made by the Funds are principal transactions at net prices, and the Funds incur little or no brokerage costs. Subject to the provisions of the advisory agreement, the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreements and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market and otherwise only if it appears likely that a better price or execution can be obtained.

         When the Funds engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates.
When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager and its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Directors has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income trades to obtain research where the broker has represented to the Manager that (i) the trade is not from the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager, by making available additional views for consideration and comparisons, and enabling the Manager to obtain market information for the valuation of securities held in a Fund's portfolio or being considered for purchase. The Board of Directors, including the "independent"
Directors of the Funds (those Directors of the Funds who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

         Brokerage commissions for the most recent three year period for the Fund's listed below were as follows:



                             1994           1995           1996
                             Brokerage      Brokerage      Brokerage
Fund                         Commissions    Commissions    Commissions
Value Fund                   $
Allocation Fund              $
LifeSpan Income Fund         $
LifeSpan Balanced Fund       $
LifeSpan Growth Fund         $


Performance of the Funds

Yield and Total Return Information (All Funds ). From time to time, as set forth in a Fund's Prospectus, the "standardized yield," "dividend yield," "average annual total return," "total return," or "total return at net asset value", as the case may be, of an investment in a class of a Fund may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below. A Fund's maximum sales charge rate on Class A shares was lower prior to March 18, 1996, and actual investment performance would be affected by that change.

    A Fund's advertisement of its performance must, under applicable rules of the SEC, include the average annual total returns for each class of shares of a Fund for the 1, 5 and 10-year periods (or the life of the class, if less) as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare a Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in a Fund is not insured; its yields and total returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yields and total returns for any given past period are not a prediction or representation by a Fund of future yields or rates of return on its shares. The yields and total returns of Class A, Class B, Class C and Class Y shares of a Fund, as the case may be, are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to a particular class.

Standardized Yields

    Yield. A Fund's "yields" (referred to as "standardized yield") for a given 30-day period for a class of shares are calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                      2 [( a-b  + 1)6 - 1]
Standardized Yield =              ( cd      )

    The symbols above represent the following factors:

a  =     dividends and interest earned during the 30-day period.
b  =     expenses accrued for the period (net of any expense
         reimbursements).
c  =     the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive
         dividends.
d  =     the maximum offering price per share of the class on the last day of the period, using the current maximum sales charge rate adjusted for undistributed net investment income.

    The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by a Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of a Fund's classes of shares will differ.

    Dividend Yield and Distribution Return. From time to time a Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the dividends paid on shares of a class from dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class =

      Dividends of the Class       divided by  Number of days (accrual
Max. Offering Price of the Class              period) x 365
(last day of period)

    The maximum offering price for Class A shares includes the current maximum front-end sales charge. For Class B or Class C shares, as the case may be, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges. From time to time similar yield or distribution return calculations may also be made using the Class
A net asset value (instead of its respective maximum offering price) at the end of the period.

Total Return Information

    Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment according to the following formula:

    (ERV)1/n  -  1  =  Average Annual Total Return
      P

    Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV-P  =  Total Return
     P

    In calculating total returns for Class A shares, the current maximum sales charge of 5.75% for Allocation, Value, LifeSpan Balanced, LifeSpan Growth and LifeSpan Income Fund (the "Equity Funds") and 4.75% for Government Securities and Income Fund (the "Bond Funds") (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares of an Equity Fund, the payment of the current contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at the net asset value, as described below). For Class B shares of a Bond Fund, the payment of the current contingent deferred sales charge (4.0% for the first year, 3.0% for the second year, 2.0% for the third and fourth years, 1.0% in the fifth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment results for the one-year period (or less). Class Y shares are not subject to a sales charge. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

    Total Returns at Net Asset Value. From time to time a Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A, Class B, Class C or Class Y shares, as the case may be. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

         Value of a $1,000 Investment in the Class A shares of the Allocation Fund:




                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)
10 Years Ended     12/31/85       12.02%              11.45%
to 12/31/95

5 Years Ended 12/31/90       14.65%              13.48%
12/31/95

1 Year Ended       12/31/95       23.95%              17.75%
12/31/95

         Value of a $1,000 Investment in the Class B Shares of the Allocation Fund:

                             Total Return        Total Return
Investment         Investment          Annualized excluding     Annualized (including
Period        Date           5% CDSC)            5% CDSC)

Life of Fund       10/1/95*       4.93%                    -0.31%
to 12/31/95

         Value of a $1,000 Investment in the Class C shares of the Allocation Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

* Date of Inception

         Value of a $1,000 Investment in the Class A shares of the Value Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)

10 Years Ended     12/31/85       14.84%              14.25%
to 12/31/95

5 Years Ended 12/31/90       20.23%              19.00%
12/31/95

1 Year Ended  12/31/94       36.40%              29.58%
12/31/95

         Value of a $1,000 Investment in the Class B shares of the Value Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

Life of Fund       10/01/95*      8.04%                    2.63%
to 12/31/95

         Value of a $1,000 Investment in the Class C shares of Value Fund:

                             Total Return             Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

* Date of Inception

         Value of a $1,000 Investment in the Class A shares of the LifeSpan Growth Fund:

                             Total Return             Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)

Life of Fund  5/1/95*        18.02%              12.12%
to 12/31/95

         Value of a $1,000 Investment in the Class B shares of the LifeSpan Growth Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

Life of  Fund      10/01/95*      5.34%                    0.07%
to 12/31/95

* Date of  Inception

         Value of a $1,000 Investment in the Class C shares of the LifeSpan Growth Fund:

                             Total Return             Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)

Life of  Fund      10/01/95*      5.34%                    0.07%
to 12/31/95

         Value of a $1,000 Investment in the Class A shares of the LifeSpan Balanced Fund:

                             Total Return             Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)

Life of Fund  5/1/95*        15.33%              9.56%
to 12/31/95

* Date of Inception

         Value of a $1,000 Investment in the Class B shares of the LifeSpan Balanced Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

Life of Fund       10/01/95*      4.49%                    -0.73%
to 12/31/95

* Date of inception

         Value of a $1,000 Investment in the Class C shares of the LifeSpan Balanced Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)

Life of Fund
to 12/31/95

* Date of Inception

         Value of a $1,000 Investment in the Class A shares of the LifeSpan Income Fund:


                             Total Return             Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% sales charge)         5% sales charge)

Life of Fund  5/1/95*        11.22%              5.66%
to 12/31/95

* Date of Inception

         Value of a $1,000 Investment in the Class B shares of the LifeSpan Income Fund:

                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

Life of Fund  10/01/95*      4.30%                    -0.92%
to 12/31/95


*   Date of Inception

         Value of a $1,000 Investment in the Class C Shares of LifeSpan Income Fund:


                             Total Return        Total Return
Investment         Investment          Annualized (excluding    Annualized (including
Period        Date           5% CDSC)            5% CDSC)

Life of Fund
to 12/31/95

* Date of Inception

    Other Performance Comparisons. From time to time a Fund may also include in its advertisements and sales literature performance information about a Fund or rankings of a Fund's performance cited in newspapers or periodicals, such as The New York Times. These articles may include quotations of performance from other sources, such as Lipper Analytical Services, Inc. or Morningstar, Inc.

    From time to time, a Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent), by independent third-parties, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. These ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

    When comparing yield, total return and investment risk of an investment in Class A, Class B, Class C or Class Y shares, as the case may be, of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

Distribution and Service Plans

    Each Fund has adopted a Service Plan for Class A Shares and a Distribution and Service Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company Act. Each of Allocation Fund, Value Fund and each LifeSpan Fund has adopted a Distribution and Service Plan for Class C shares of such Fund under Rule 12b-1 of the Investment Company Act. Pursuant to such Plans, each Fund will reimburse the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectuses. Each Plan has been approved by a vote of (i) the Board of Directors of the effected Funds, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for the Class C shares, the votes were cast by the Manager as the then-sole initial holder of Class C shares of the effected Funds.

    In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from a Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to a Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to Recipients from their own resources.

    Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the effected Fund's Board of Directors including its Independent Directors by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company
Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of each Fund automatically convert into Class A shares after six years, a Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to a Class A Plan that would materially increase payments under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Board and the Independent Directors.

    While the Plans are in effect, the Treasurer of the Funds shall provide separate written reports to the Board of Directors at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment and the purpose of the payments. The report for the Class B Plan shall also include the Distributor's distribution costs for that quarter, and such costs for previous fiscal periods that are carried forward, as explained in the Prospectuses and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Directors in the exercise of their fiduciary duty.
Each Plan further provides that while it is in effect, the selection and nomination of those Directors who are not "interested persons" of the Funds are committed to the discretion of the Independent Directors. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Directors.

    Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all shares of a Fund held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Directors. Initially, the Board of Directors has set the fee at the maximum rate and set no minimum amount. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal quarter by the Distributor may not be recovered under the Class A Plan in subsequent fiscal quarters. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

    The Class B and Class C Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectuses. The advance payment is based on the net asset value of the Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance payment of the service fee. In the event Class B or Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance of the service fee payment to the Distributor.

    Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period.
All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from a Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.

    For the for the fiscal period from January 1, 1996 through October 31, 1996, each Fund paid the Distributor the following amounts under its respective Class A, Class B and Class C Plans:





                             Class A   Class B   Class C
Allocation Fund                   $         $         $
Value Fund                        $         $         $
LifeSpan Growth Fund              $         $         $
LifeSpan Balanced                 $         $         $
LifeSpan Income Fund              $         $         $


    Asset-based sales charge payments are designed to permit an investor to purchase shares of a Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of a Fund. The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate whether the Distributor's distribution expenses are more than the amounts paid by a Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans or provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. Value Fund, Allocation Fund and each LifeSpan Fund offer three classes of shares, Class A, Class B and Class C shares. The availability of multiple classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of a Fund instead. A fourth Class of Share of Oppenheimer Disciplined Value Fund may be purchased only be certain institutional investors at net asset value per shares ("Class Y Shares").

    A Fund's classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

    The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

    The methodology for calculating the net asset value, dividends and distributions of a Fund's Class A, Class B, Class C and Class
Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to a Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Directors, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and, in some cases, Class C and Class Y shares of a Fund are determined as of the close of business of The New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; it may close on other days. Trading may occur at times when the Exchange is closed (including weekends and holidays or after 4:00 P.M., on a regular business day). Because the net asset values of a Fund will not be calculated at such times, if securities held in a Fund's portfolio are traded at such time, the net asset values per share of Class A, Class B, Class C and Class
Y shares of a Fund may be significantly affected on such days when shareholders do not have the ability to purchase or redeem shares.

    The Funds' Board of Directors has established procedures for the valuation of a Fund's securities, generally as follows: (i) equity securities traded on a securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale prices on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or closing bid and asked prices that day); (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by a Fund's Board of Directors or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date; or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by a Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "asked" prices determined by a pricing service approved by a Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

    If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker.

    In the case of U.S. Government Securities and mortgage-backed securities, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved. The Manager may use on pricing services approved by the Board of Directors to price U.S. Government Securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

    Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in a Fund's calculation of net asset value unless the Board of Directors or the Manager, under procedures established by the Board of Directors, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

    Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ, on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makes (which in certain cases may bid price if not asked price is available).

   AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day a Fund receives Federal Funds for such purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If the Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by a Fund three days after the transfers are initiated. The Distributor and the Funds are not responsible for
any delays in purchasing shares resulting from delays in     ACH
transmissions.

   Reduced Sales Charges. A reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in each Fund's Prospectus because the Distributor or broker-dealer incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, siblings, sons- and daughters-in-law, aunts, uncles, nieces and nephews, a sibling's spouse and a spouse's siblings.

    The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Target Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Asset Allocation Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer International Bond Fund
 Oppenheimer International Growth Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Disciplined Value Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund

the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.


    There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds
(under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a CDSC).

       Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of a Fund (and Class A and Class B shares of other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of a Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

    In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of his or her Fund's Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by a Fund, that those amendments will apply automatically to existing Letters of Intent.

    For purchases of shares of a Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

    If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

    In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

    Terms of Escrow That Apply to Letters of Intent.

    1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of a Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

    2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

    3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

    4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

    5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

    6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectuses entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

   Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectuses. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

    There is a front-end sales charge on the purchase of Class A shares of certain OppenheimerFunds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Transfer Agent, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. Each Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

   Cancellation of Purchase Orders. Cancellation of purchase orders for a Fund's shares (for example, when a purchase check is returned to a Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate a Fund for the loss, the Distributor will do so. A Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

    Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

    The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

    How to Sell Shares

    Information on how to sell shares of the Funds is stated in the Prospectuses. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

    Involuntary Redemptions. A Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the number of shares is less than 1,000. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

    Selling Shares by Wire. The wire of redemption proceeds may be delayed if a Fund's Custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

    Payments "In Kind". Each Fund's Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Directors of a Fund determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method a Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and such valuation will be made as of the time the redemption price is determined.

   Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares purchased subject to an initial sales charge, or (ii)
Class A or Class B shares on which the shareholder paid a contingent deferred sales charge when redeemed. This privilege does not apply to Class C shares.

   Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of either class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in a Fund's Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

   Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the relevant Fund's Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and a Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Funds, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

   Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Funds' agent to repurchase their shares from authorized dealers or brokers. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectuses.

   Automatic Withdrawal and Exchange Plans. Investors owning shares of a Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. A Fund cannot guarantee receipt of the payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the Class B and Class C contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charge is waived as described in the Prospectuses under "Class B Contingent Deferred Sales Charge" or in "Class C Contingent Deferred Sales Charge").

    By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectuses. These provisions may be amended from time to time by a Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

    Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of a Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

    Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

    The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the effected Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent and the Fund in good faith to administer the Plan. Certificates will not be issued for shares of a Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of such Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

    For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of a Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

    Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

    The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of a Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with such Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

    The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from a Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or a Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

    To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

   If the Transfer Agent ceases to act as transfer agent for a Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.


   How to Exchange Shares. As stated in the Prospectuses, shares of a particular class of OppenheimerFunds having more than one class of shares may be exchanged only for shares of the same class of other OppenheimerFunds. Shares of the OppenheimerFunds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., Daily Cash Accumulation Fund Inc. and Connecticut Mutual Liquid Account, which only offer Class A shares and Oppenheimer Main Street California Tax Exempt Fund, Connecticut Mutual Government Securities Account and Connecticut Mutual Income Account which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans).

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

    Shares of a Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

    No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

    When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectuses for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

    A Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of 10 or more accounts. A Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the relevant Fund's Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

    When exchanging shares by telephone, the shareholder must either have an existing account in, or obtain acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

    Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. A Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to a Fund).

    The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the funds selected are appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Funds, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

   Dividends, Capital Gains and Taxes

   Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

   Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.

    If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of a Fund's investment policies, shareholders may have a non-taxable return of capital, which will be identified in notices to shareholders. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

    If a Fund qualifies as a "regulated investment company" under the Internal Revenue Code, they will not be liable for Federal income taxes on amounts paid by them as dividends and distributions. Each Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether a Fund will qualify, and a Fund might not meet those tests in a particular year. For example, if a Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it does not qualify, a Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

         Under the Internal Revenue Code, by December 31 each year each Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else a Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that each Fund will meet those requirements, a Fund's Board and the Manager might determine in a particular year that it would be in the best interest of shareholders for a Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

   Dividend Reinvestment in Another Fund. Shareholders of a Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges" above, at net asset value without sales charge. To elect this option, the shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Transfer Agent to establish an account. The investment will be made at net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of a Fund on the same basis.

   Additional Information About The Funds

   The Custodian. State Street Bank and Trust Company is the Custodian of the Funds' assets. The Custodian's responsibilities include safeguarding and controlling the Funds' portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Funds.

   Independent Auditors. The independent auditors of the Funds audit the Funds' financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

   Financial Information About the Funds

   Independent Auditors' Report and Financial Statements

    The Funds' financial statements for the year ended October 31, 1996 are attached to and incorporated by reference from the Company's Annual Report into this Statement of Additional
Information. The financial statements are so attached and incorporated in reliance upon the report of Arthur Andersen LLP, independent public accountants, as experts in accounting and auditing.

                                Appendix A

                    Corporate Industry Classifications





Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies &
Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications -
Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

   Oppenheimer Series Fund, Inc.
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York  10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado  80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

Independent Auditors
Arthur Andersen LLP
One Financial Plaza
Hartford, Connecticut 06103

Legal Counsel
Gordon Altman Butowsky Weitzen Shalov
 & Wein
114 West 47th Street
New York, New York 10036




opsersai.#1

                      OPPENHEIMER SERIES FUND, INC.

                       PART C -- OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

         (a)  Financial Statements:

              (1) Financial Highlights (See Parts A and B, Prospectus and Statement of Additional Information): To be filed by Amendment.

              (2) Independent Auditors' Report (See Part B Statement of Additional Information): To be filed by Amendment.

              (3) Statements of Investment (See part B, Statement of Additional Information): To be filed by Amendment.

              (4) Statement of Net Assets and Liabilities (See Part B of Additional Information): To be filed by Amendment.

              (5) Statement of Operations (See Part B, Statement of Additional Information): To be filed by Amendment.

              (6) Statement of Changes in Net Assets (See Part B, Statement of Additional Information): To be filed by Amendment.

              (7) Notes to Financial Statements (See Part B, Statement of Additional Information): To be filed by Amendment.

         (b)  Exhibits

              1. Amended and Restated Articles of Incorporation dated January 6, 1995: Filed with Registrant's Post-Effective Amendment
NO. 28, 3/1/96, and Incorporated herein by reference.

              1.1 Articles Supplementary dated September, 1995: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

              1.2 Articles Supplementary dated May, 1995: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

              1.3 Articles Supplementary dated October 16, 1996: To be filed by Amendment.
              2. By-Laws: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

              3.   Not Applicable

              4.   Not Applicable

              5. Investment Advisory Agreement between the Registrant, on behalf of Connecticut Mutual Total Return Account and OppenheimerFunds, Inc. and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              5.1  Investment Subadvisory Agreement between
OppenheimerFunds, Inc. and Pilgrim, Baxter & Associates, Ltd. (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents: Filed with Registrant's Post-
Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              5.2 Investment Subadvisory Agreement between OppenheimerFunds, Inc. and BEA Associates (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              5.3  Investment Subadvisory Agreement between
OppenheimerFunds, Inc. and Babson-Stewart Ivory International (for CMIA LifeSpan Balanced Account) and schedule of omitted substantially similar documents: Filed with Registrant's Post-
Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              6. General Distributor's Agreement between Registrant on behalf of Oppenheimer Disciplined Allocation Fund
OppenheimerFunds Distributor, Inc. and schedule of omitted substantially similar documents: Filed with Registrant's Post-
Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              7.   Not Applicable

              8. Master Custodian Agreement between Registrant, on behalf of each series of the Registrant (except the Municipal
Accounts), and State Street Bank and Trust Company:  Filed with
Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

              8.1 Amendment (LifeSpan Funds) to Custodian Agreement between Registrant and State Street Bank and Trust Company: Filed with Registrant's Post-Effective Amendments No. 28, 3/1/96, and incorporated herein by reference.

              9.   Service Contract between Registrant and
OppenheimerFunds Services: Filed with Registrant's Post-Effective Amendments No.29, 4/30/96, and incorporated herein by reference.

              10. Opinion and Consent of Counsel dated 2/28/96: Filed as an exhibit to 24f-2.

              11. Consent of Independent Public Accounts: To be filed by Amendment.

              12. Incorporated by reference to the filings on Form 30D-1 filed on February 29, 1996 and April 11, 1996; file numbers
2-75276.

              13.  Not Applicable

              14.  Not Applicable

              15. Service Plan and Agreement between Oppenheimer Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc. for Class A Shares and schedule of substantially similar omitted documents: Filed with the Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              15.1 Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class B Shares of
Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents: Filed with the Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              15.2 Distribution and Service Plan and Agreement with OppenheimerFunds Distributor, Inc. for Class C Shares of
Oppenheimer Disciplined Allocation Fund and schedule of substantially similar omitted documents: Filed with the Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

              17.  Financial Data Schedule.

              18.1 Rule 18f-3 Multiple Class Plan (Class A, B and C shares) for Oppenheimer Disciplined Allocation Fund, Oppenheimer Disciplined Value Fund, Oppenheimer LifeSpan Growth Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Income
Fund: Filed with the Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

   ITEM 25.   Persons controlled by Or Under Common Control with
Registrant.

              None

ITEM 26. Number of Holders of Securities.

                                       Number of Record Holders
TITLE OF CLASS                         as of ___, 1996

Oppenheimer Disciplined
         Alllocation Fund
Class A
Class B
Class C

Oppenheimer Disciplined
         Value Fund
Class A
Class B
Class C
Class Y

Oppenheimer LifeSpan
         Growth Fund
Class A
Class B
Class C

OppenheimerLifeSpan
         Balanced Fund
Class A
Class B
Class C

Oppenheimer LifeSpan
         Income Fund
Class A
Class B
Class C


   ITEM 27.   Indemnification.

         Reference is made to Article VI of Registrant's By-laws filed with Post-Effective Amendment Number 28.

Item 28.   Business and Other Connections of Investment Adviser
--------   ----------------------------------------------------

 (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.


 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position          Other Business and Connections
with OppenheimerFunds, Inc.      During the Past Two Years
---------------------------      ------------------------------
Mark J.P. Anson,
Vice President                   Vice President of Oppenheimer
                                 Real Asset Management, Inc.
                                 ("ORAMI"); formerly Vice
                                 President of Equity
                                 Derivatives at Salomon
                                 Brothers, Inc.

Peter M. Antos,
Senior Vice President            An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; a
                                 Chartered Financial Analyst;
                                 Senior Vice President of
                                 HarbourView; prior to March,
                                 1996 he was the senior equity
                                 portfolio manager for the
                                 Panorama Series Fund, Inc.
                                 (the "Company") and other
                                 mutual funds and pension
                                 funds managed by G.R.
                                 Phelps & Co. Inc. ("G.R.
                                 Phelps"), the Company's
                                 former investment adviser,
                                 which was a subsidiary of
                                 Connecticut Mutual Life
                                 Insurance Company; was also
                                 responsible for managing the
                                 common stock department and
                                 common stock investments of
                                 Connecticut Mutual Life
                                 Insurance Co.

Lawrence Apolito,
Vice President                   None.

Victor Babin,
Senior Vice President            None.

Bruce Bartlett,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; formerly
                                 a Vice President and Senior
                                 Portfolio Manager at First of
                                 America Investment Corp.

Ellen Batt,
Assistant Vice President         None

Kathleen Beichert,
Assistant Vice President         Formerly employed by Smith
                                 Barney, Inc.

David Bernard,
Vice President                   Previously a Regional Sales
                                 Director for Retirement Plan
                                 Services at Charles Schwab &
                                 Co., Inc.
Robert J. Bishop,
Vice President                   Assistant Treasurer of the
                                 Oppenheimer Funds (listed
                                 below); previously a Fund
                                 Controller for
                                 OppenheimerFunds, Inc. (the
                                 "Manager").

George Bowen,
Senior Vice President & Treasurer     Treasurer of the New York-
                                      based Oppenheimer Funds; Vice
                                      President, Assistant
                                      Secretary and Treasurer of
                                      the Denver-based Oppenheimer
                                      Funds. Vice President and
                                      Treasurer of OppenheimerFunds
                                      Distributor, Inc. (the
                                      "Distributor") and
                                      HarbourView Asset Management
                                      Corporation ("HarbourView"),
                                      an investment adviser
                                      subsidiary of the Manager;
                                      Senior Vice President,
                                      Treasurer, Assistant
                                      Secretary and a director of
                                      Centennial Asset Management
                                      Corporation ("Centennial"),
                                      an investment adviser
                                      subsidiary of the Manager;
                                      Vice President, Treasurer and
                                      Secretary of Shareholder
                                      Services, Inc. ("SSI") and
                                      Shareholder Financial
                                      Services, Inc. ("SFSI"),
                                      transfer agent subsidiaries
                                      of the Manager; Director,
                                      Treasurer and Chief Executive
                                      Officer of MultiSource
                                      Services, Inc.; Vice
                                      President and Treasurer of
                                      Oppenheimer Real Asset
                                      Management, Inc.; President,
                                      Treasurer and Director of
                                      Centennial Capital
                                      Corporation; Vice President
                                      and Treasurer of Main Street
                                      Advisers.

Scott Brooks,
Assistant Vice President         None.

Susan Burton,
Assistant Vice President         Previously a Director of
                                 Educational Services for H.D.
                                 Vest Investment Securities,
                                 Inc.

Michael A. Carbuto,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; Vice
                                 President of Centennial.

Ruxandra Chivu,
Assistant Vice President         None.

O. Leonard Darling,
Executive Vice President         Formerly Co-Director of Fixed
                                 Income for State Street
                                 Research & Management Co.

Robert A. Densen,
Senior Vice President            None.

Robert Doll, Jr.,
Executive Vice President and
Director                         An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

John Doney,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director     Secretary of the New York-
                                 based     Oppenheimer Funds; Vice
                                 President and Secretary of
                                 the Denver-based Oppenheimer
                                 Funds; Secretary of the
                                 Oppenheimer Quest and
                                 Oppenheimer Rochester Funds;
                                 Executive Vice President,
                                 Director and General Counsel
                                 of the Distributor; President
                                 and a Director of Centennial;
                                 Chief Legal Officer and a
                                 Director of MultiSource
                                 Services, Inc.; President and
                                 a Director of Oppenheimer
                                 Real Asset Management, Inc.;
                                 Executive Vice President,
                                 General Counsel and Director
                                 of SFSI and SSI; formerly
                                 Senior Vice President and
                                 Associate General Counsel of
                                 the Manager and the
                                 Distributor.

George Evans,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

Scott Farrar,
Vice President                   Assistant Treasurer of the
                                 New York-based and Denver-
                                 based Oppenheimer funds.

Katherine P. Feld,
Vice President and Secretary     Vice President and Secretary
                                 of OppenheimerFunds
                                 Distributor, Inc.; Secretary
                                 of HarbourView Asset
                                 Management Corporation,
                                 MultiSource Services, Inc.
                                 and Centennial Asset
                                 Management Corporation;
                                 Secretary, Vice President and
                                 Director of Centennial
                                 Capital Corporation; Vice
                                 President and Secretary of
                                 ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division               An officer, Director and/or
                                 portfolio manager of certain
                                 Oppenheimer funds. Formerly
                                 Chairman of the Board and
                                 Director of Rochester Fund
                                 Distributors, Inc. ("RFD"),
                                 President and Director of
                                 Fielding Management Company,
                                 Inc. ("FMC"), President and
                                 Director of Rochester Capital
                                 Advisors, Inc. ("RCAI"),
                                 Managing Partner of Rochester
                                 Capital Advisors, L.P.,
                                 President and Director of
                                 Rochester Fund Services, Inc.
                                 ("RFS"), President and
                                 Director of Rochester Tax
                                 Managed Fund, Inc.
John Fortuna,
Vice President                   None.

Jon S. Fossel,
Chairman of the Board            Director of OAC, the
                                 Manager's parent holding
                                 company; President, CEO and
                                 a director of HarbourView; a
                                 director of SSI and SFSI;
                                 President, Director, Trustee,
                                 and Managing General Partner
                                 of the Denver-based
                                 Oppenheimer Funds; President
                                 and Chairman of the Board of
                                 Main Street Advisers, Inc.;
                                 formerly Chief Executive
                                 Officer of the Manager.


Patricia Foster,
Vice President                   An officer of certain
                                 Oppenheimer funds; Secretary
                                 and General Counsel of
                                 Rochester Capital Advisors,
                                 L.P. and Secretary of
                                 Rochester Tax Managed Fund,
                                 Inc.

Robert G. Galli,
Vice Chairman                    Trustee of the New York-based
                                      Oppenheimer Funds; Vice
                                      President and Counsel of OAC;
                                      formerly he held the
                                      following positions: Vice
                                      President and a director of
                                      HarbourView and Centennial,
                                      a director of SFSI and SSI,
                                      an officer of other
                                      Oppenheimer Funds.

Linda Gardner,
Assistant Vice President         None.

Janelle Gellerman,
Assistant Vice President         None.

Jill Glazerman,                  None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications         Formerly 1st Vice President
                                 / Director of Graphic and
                                 Print Communications for
                                 Shearson Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President         Formerly served as a Strategy
                                 Consultant for the Private
                                 Client Division of Merrill
                                 Lynch.

Caryn Halbrecht,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; formerly
                                 Vice President of Fixed
                                 Income Portfolio Management
                                 at Bankers Trust.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the Manager   President and Director of
                                      SFSI; President and Chief
                                      Executive Officer of SSI.


Dorothy Hirshman,
Assistant Vice President         None.

Alan Hoden,
Vice President                   None.

Merryl Hoffman,
Vice President                   None.


Scott T. Huebl,
Assistant Vice President         None.

Richard Hymes,
Assistant Vice President         None.

Jane Ingalls,
Assistant Vice President         Formerly a Senior Associate
                                 with Robinson, Lake/Sawyer
                                 Miller.
Ronald Jamison,
Vice President                   Formerly Vice President and
                                 Associate General Counsel at
                                 Prudential Securities, Inc.

Frank Jennings,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.  Formerly
                                 a Managing Director of Global
                                 Equities at Paine Webber's
                                 Mitchell Hutchins division.

Heidi Kagan,
Assistant Vice President         None.

Thomas W. Keffer,
Vice President                   Formerly Senior Managing
                                 Director of Van Eck Global.

Avram Kornberg,
Vice President                   Formerly a Vice President
                                 with Bankers Trust.

Paul LaRocco,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds. Formerly
                                 a Securities Analyst for
                                 Columbus Circle Investors.

Michael Levine,
Assistant Vice President         None.

Stephen F. Libera,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; a
                                 Chartered Financial Analyst;
                                 a Vice President of
                                 HarbourView; prior to March,
                                 1996 he was the senior bond
                                 portfolio manager for
                                 Panorama Series Fund, Inc.,
                                 other mutual funds and
                                 pension accounts managed by
                                 G.R. Phelps; was also
                                 responsible for managing the
                                 public fixed-income
                                 securities department at
                                 Connecticut Mutual Life
                                 Insurance Co.


Mitchell J. Lindauer,
Vice President                   None.

Loretta McCarthy,
Executive Vice President         None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                     President, Director and
                                 Trustee of the New York-based
                                 and the Denver-based
                                 Oppenheimer funds; President
                                 and a Director of OAC,
                                 HarbourView and Oppenheimer
                                 Partnership Holdings, Inc.;
                                 Director of ORAMI; Chairman
                                 and Director of SSI; a
                                 Director of Oppenheimer Real
                                 Asset Management, Inc.

Timothy Martin,
Assistant Vice President         Formerly Vice President,
                                 Mortgage Trading, at S.N.
                                 Phelps & Co.,                 Salomon
                                 Brothers, and Kidder Peabody.

Sally Marzouk,
Vice President                   None.

Lisa Migan,
Assistant Vice President,        None.

Robert J. Milnamow,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds. Formerly
                                 a Portfolio Manager with
                                 Phoenix Securities Group.

Denis R. Molleur,
Vice President                   None.

Kenneth Nadler,
Vice President                   None.

David Negri,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President         None.

Robert A. Nowaczyk,
Vice President                   None.

Robert E. Patterson,
Senior Vice President            An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

John Pirie,
Assistant Vice President         Formerly a Vice President
                                 with Cohane Rafferty
                                 Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President         Chairman and Director of the
                                 Distributor.

Jane Putnam,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds. Formerly
                                 Senior Investment Officer and
                                 Portfolio Manager with
                                 Chemical Bank.

Russell Read,
Vice President                   Consultant for Prudential
                                 Insurance on behalf of the
                                 General Motors Pension Plan.

Thomas Reedy,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds. Formerly
                                 a Securities Analyst for the
                                 Manager.

David Robertson,
Vice President                   None.

Adam Rochlin,
Vice President                   Formerly a Product Manager
                                 for Metropolitan Life
                                 Insurance Company.

Michael S. Rosen
Vice President; President:
Rochester Division               An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds. Formerly
                                 Vice President of RFS,
                                 President and Director of
                                 RFD, Vice President and
                                 Director of FMC, Vice
                                 President and director of
                                 RCAI, General Partner of RCA,
                                 an officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

David Rosenberg,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.
Richard H. Rubinstein,
Senior Vice President            An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; formerly
                                 Vice President and Portfolio
                                 Manager/Security Analyst for
                                 Oppenheimer Capital Corp., an
                                 investment adviser.

Lawrence Rudnick,
Assistant Vice President         Formerly Vice President of
                                 Dollar Dry Dock Bank.

James Ruff,
Executive Vice President         None.

Ellen Schoenfeld,
Assistant Vice President         None.

Stephanie Seminara,
Vice President                   Formerly Vice President of
                                 Citicorp Investment Services.

Diane Sobin,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; formerly
                                 a Vice President and Senior
                                 Portfolio Manager for Dean
                                 Witter InterCapital, Inc.

Richard A. Soper,                None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                                 None.

Donald W. Spiro,
Chairman Emeritus                Vice Chairman and Trustee of
                                 the New York-based
                                 Oppenheimer Funds; formerly
                                 Chairman of the Manager and
                                 the Distributor.

Arthur Steinmetz,
Senior Vice President            An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President            An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

John Stoma,
Senior Vice President,
Director Retirement Plans        Formerly Vice President of
                                 U.S. Group Pension Strategy
                                 and Marketing for Manulife
                                 Financial.

Michael C. Strathearn,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; a
                                 Chartered Financial Analyst;
                                 a Vice President of
                                 HarbourView; prior to March,
                                 1996 he was an equity
                                 portfolio manager for
                                 Panorama Series Fund, Inc.
                                 and other mutual funds and
                                 pension accounts managed by
                                 G.R. Phelps.

James C. Swain,
Vice Chairman of the Board       Chairman, CEO and Trustee,
                                 Director or Managing Partner
                                 of the Denver-based
                                 Oppenheimer Funds; President
                                 and a Director
                                 of Centennial; formerly
                                 President and Director of
                                 OAMC, and Chairman of the
                                 Board of SSI.

James Tobin,
Vice President                   None.

Jay Tracey,
Vice President                   Vice President of the
                                 Manager; Vice President and
                                 Portfolio Manager of
                                 Oppenheimer Discovery Fund,
                                 Oppenheimer Global Emerging
                                 Growth Fund and Oppenheimer
                                 Enterprise Fund.  Formerly
                                 Managing Director of
                                 Buckingham Capital
                                 Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the
                                      Distributor and SFSI.

Ashwin Vasan,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

Valerie Victorson,
Vice President                   None.

Dorothy Warmack,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds.

Jerry A. Webman,
Senior Vice President            Director of New York-based
                                 tax-exempt fixed income
                                 Oppenheimer Funds; Formerly
                                      Managing Director and Chief
                                      Fixed Income Strategist at
                                 Prudential Mutual Funds.

Christine Wells,
Vice President                   None.

Kenneth B. White,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; a
                                 Chartered Financial Analyst;
                                 Vice President of
                                 HarbourView; prior to March,
                                 1996 he was an equity
                                 portfolio manager for
                                 Panorama Series Fund, Inc.
                                 and other mutual funds and
                                 pension funds managed by G.R.
                                 Phelps.

William L. Wilby,
Senior Vice President            An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; Vice
                                 President of HarbourView.

Carol Wolf,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; Vice
                                 President of Centennial; Vice
                                 President, Finance and
                                 Accounting and member of the
                                 Board of Directors of the
                                 Junior League of Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary              Associate General Counsel of
                                 the Manager; Assistant
                                 Secretary of the Oppenheimer
                                 Funds; Assistant Secretary of
                                 SSI, SFSI; an officer         of
                                 other Oppenheimer Funds.

Arthur J. Zimmer,
Vice President                   An officer and/or portfolio
                                 manager of certain
                                 Oppenheimer funds; Vice
                                 President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Rochester-based
Oppenheimer Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Asset Allocation Fund
Oppenheimer California Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest for Value Funds
Oppenheimer Series Fund, Inc.
Oppenheimer Target Fund
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Rochester-based Oppenheimer Funds
---------------------------------
Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund

        The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, OppenheimerFunds Distributor, Inc., HarbourView
Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and
Oppenheimer Acquisition Corp. is Two World Trade Center, New York,
New York 10048-0203.

        The address of the Denver-based Oppenheimer Funds,
Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation,
Centennial Capital Corp., Oppenheimer Real Asset Management, Inc.,
MultiSource Services, Inc. and Oppenheimer Real Asset Management,
Inc. is 3410 South Galena Street, Denver, Colorado 80231.

        The address of the Rochester-based funds is 350 Linden
Oaks, Rochester, New York 14625-2807.

Item 29.                         Principal Underwriter
--------                         ---------------------

(a)OppenheimerFunds Distributor, Inc. is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item
28(b) above.

(b)The directors and officers of the Registrant's principal underwriter are:

                                                          Position
                                                          and
Name & Principal           Positions & Offices            Offices with
Business Address           with Underwriter               Registrant
----------------           -------------------            ----------
Susan P. Bader ++          Assistant Vice President       None

Christopher Blunt          Vice President                 None
38954 Plumbrook Drive
Farmington Hills, MI  48331

George Clarence Bowen+     Vice President & Treasurer          Vice President and
                                                          Treasurer of the
                                                          NY-based
                                                          Oppenheimer funds
                                                          / Vice President,
                                                          Secretary and
                                                          Treasurer of the
                                                          Denver-based
                                                          Oppen-heimer funds


Julie Bowers               Vice President                 None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan           Vice President                 None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*             Senior Vice President -        None
                           Director - Financial
                           Institution Div.

Robert Coli                Vice President                 None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins          Vice President                 None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin              Vice President                 None
3425 1/2 Irving Avenue So.
Minneapolis, MN  55408

Mary Crooks+               Senior Vice President          None

Paul Delli-Bovi            Vice President                 None
750 W. Broadway
Apt. 5M
Long Beach, NY  11561

E. Drew Devereaux ++       Assistant Vice President       None

Andrew John Donohue*       Executive Vice                 Secretary of
                           President, General             the New York-
                           Counsel and Director           based Oppen-heimer
                                                          funds/Vice
                                                          President of the
                                                          Denver-based
                                                          Oppenheimer funds

Wendy H. Ehrlich           Vice President                 None
4 Craig Street
Jericho, NY 11753

Kent Elwell                Vice President                 None
41 Craig Place
Cranford, NJ  07016

John Ewalt                 Vice President                 None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*         Vice President & Secretary     None

Mark Ferro                 Vice President                 None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding++       Vice President; Chairman:
                           Rochester Division             None

Reed F. Finley             Vice President -               None
320 E. Maple, Ste. 254     Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*             Vice President -               None
                           Financial Institution Div.

Ronald R. Foster           Senior Vice President          None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki           Vice President                 None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galleto           Vice President                 None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                 Vice President -               None
5506 Bryn Mawr             Financial Institution Div.
Dallas, TX 75209

Ralph Grant*               Vice President/National        None
                           Sales Manager - Financial
                           Institution Div.

Sharon Hamilton            Vice President                 None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez              Vice President                 None
111 Rexford Court
Summerville, SC  29485

Mark D. Johnson            Vice President                 None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*             Vice President                 None

Richard Klein              Vice President                 None
4011 Queen Avenue South
Minneapolis, MN 55410

Ilene Kutno*               Vice President -               None
                           Director - Regional Sales

Wayne A. LeBlang           Senior Vice President -        None
23 Fox Trail               Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                  Vice President -               None
7 Maize Court              Financial Institution Div.
Melville, NY 11747

James Loehle               Vice President                 None
30 John Street
Cranford, NJ  07016

John McDonough             Vice President                 None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*             Senior Vice President -        None
                           Director of Key Accounts

Timothy G. Mulligan ++     Vice President                 None

Charles Murray             Vice President                 None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray               Vice President                 None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton              Vice President                 None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer             Vice President                 None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne              Vice President -               None
1307 Wandering Way Dr.     Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira              Vice President                 None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit          Vice President                 None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti              Vice President                 None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*    Chairman & Director            None

Elaine Puleo*              Vice President -               None
                           Financial Institution Div.,
                           Director -
                           Key Accounts

Minnie Ra                  Vice President -               None
0895 Thirty-First Ave.     Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso               Vice President                 None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++       Vice President                 None

Ian Robertson              Vice President                 None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++         Vice President, President:
                           Rochester Division             None

Kenneth Rosenson           Vice President                 None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                President                      None

Timothy Schoeffler         Vice President                 None
1717 Fox Hall Road
Wasington, DC  20007

Mark Schon                 Vice President                 None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino          Vice President                 None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore               Vice President -               None
26 Baroness Lane           Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++           Vice President                 None

Michael Stenger            Vice President                 None
8572 Saint Ives Place
Cincinnati, OH  45255

George Sweeney             Vice President                 None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum       Vice President                 None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas            Vice President -               None
111 South Joliet Circle    Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble             Vice President                 None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+             Assistant Treasurer            None

Mark Stephen Vandehey+     Vice President                 None

Gregory K. Wilson          Vice President                 None
2 Side Hill Road
Westport, CT 06880


*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")

 (c)  Not applicable.


   30.     Management Services.

 Applicable.

 Undertakings.

 (a)  Not Applicable.

 (b)  Not Applicable.

 (c) The company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.

 (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of October, 1996


                     OPPENHEIMER DISCIPLINED VALUE FUND

                         By:  /s/ Bridget A. Macskill           *
                         ----------------------------------------
                         Bridget A. Macaskill, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date
----------                    -----                         ----
/s/ Leon Levy  *         Chairman of the                    October 16, 1996
----------------              Board of Trustees
Leon Levy

/s/ Bridget A. Macskill* President, Principal          October 16, 1996
--------------------          Executive Officer
Bridget A. Macaskill          and Trustee

/s/ Donald W. Spiro *         Trustee                  October 16, 1996
--------------------
Donald W. Spiro

/s/ George Bowen*        Chief Financial                    October 16, 1996
-------------------      Accounting Officer
George Bowen             and Treasurer

/s/ Robert G. Galli*          Trustee                       October 16, 1996
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*        Trustee                  October 16, 1996
--------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*         Trustee                  October 16, 1996
---------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee             October 16, 1996
---------------------
Kenneth A. Randall

/s/ Edward V. Regan*               Trustee                  October 16, 1996
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*      Trustee                  October 16, 1996
---------------------
Russell S. Reynolds, Jr.

/s/ Sidney M. Robbins*        Trustee             October 16, 1996
--------------------
Sidney M. Robbins

/s/ Pauline Trigere*               Trustee                  October 16, 1996
---------------------
Pauline Trigere

/s/ Clayton K. Yeutter*       Trustee             October 16, 1996
---------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact




i:\legal\prosp\375ptc.#2

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